UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06367
Gabelli Equity Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Small Cap Growth Fund

Semi-Annual Report — March 31, 2011

Mario J. Gabelli, CFA
Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended
March 31, 2011 among 577, 487, 285, and 577 Small Blend funds, respectively.
To Our Shareholders,
     For the six months ended March 31, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund (the “Fund”) rose 20.4% compared with 25.5% for the Russell 2000 Index.
Comparative Results
Average Annual Returns through March 31, 2011 (a)(b) (Unaudited)

							Since
		Six					Inception
	Quarter	Months	1 Year	3 Year	5 Year	10 Year	(10/22/91)
Gabelli Small Cap Growth Fund Class AAA	6.37%	20.39%	25.98%	9.46%	7.08%	10.70%	13.47%
Russell 2000 Index	7.94	25.48	25.79	8.57	3.35	7.87	6.86 (f)
Class A	6.34	20.39	25.99	9.45	7.07	10.70	13.47
With sales charge (c)	0.22	13.47	18.74	7.31	5.81	10.04	13.13
Class B	6.17	19.96	25.05	8.62	6.27	10.10	13.15
With contingent deferred sales charge (d)	1.17	14.96	20.05	7.77	5.95	10.10	13.15
Class C	6.13	19.94	25.03	8.66	6.29	10.11	13.16
With contingent deferred sales charge (e)	5.13	18.94	24.03	8.66	6.29	10.11	13.16
Class I	6.41	20.54	26.32	9.74	7.25	10.79	13.52
In the current prospectus dated January 28, 2011, the expense ratios for Class AAA, A, B, C and I Shares are 1.44%, 1.44%, 2.19%, 2.19% and 1.19%, respectively. Class AAA and Class I Shares have no sales charge. See page 15 for the expense ratios for the six months ended March 31, 2011. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing.

The Class AAA Shares’ NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance for the Class A Shares, Class B Shares and Class C Shares would have been lower and for Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(e)	Assuming payment of the maximum 1% CDSC imposed on redemptions made within one year of purchase.

(f)	Russell 2000 Index since inception performance is as of October 31, 1991.

The Gabelli Small Cap Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2010 through March 31, 2011	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/10	03/31/11	Ratio	Period*

The Gabelli Small Cap Growth Fund

Actual Fund Return
Class AAA	$1,000.00	$1,203.90	1.40%	$7.69
Class A	$1,000.00	$1,203.90	1.40%	$7.69
Class B	$1,000.00	$1,199.60	2.15%	$11.79
Class C	$1,000.00	$1,199.40	2.15%	$11.79
Class I	$1,000.00	$1,205.40	1.15%	$6.32

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.40%	$7.04
Class A	$1,000.00	$1,017.95	1.40%	$7.04
Class B	$1,000.00	$1,014.21	2.15%	$10.80
Class C	$1,000.00	$1,014.21	2.15%	$10.80
Class I	$1,000.00	$1,019.20	1.15%	$5.79

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of March 31, 2011:
The Gabelli Small Cap Growth Fund

Equipment and Supplies	9.0%
Health Care	6.6%
Energy and Utilities	6.5%
Food and Beverage	6.2%
Diversified Industrial	6.2%
Automotive: Parts and Accessories	5.5%
Financial Services	5.3%
Specialty Chemicals	4.7%
Retail	4.5%
Business Services	4.5%
Aviation: Parts and Services	3.0%
Hotels and Gaming	2.2%
Consumer Products	2.1%
Electronics	1.7%
Computer Software and Services	1.6%
Cable	1.5%
Entertainment	1.4%
Machinery	1.4%
Telecommunications	1.4%
Publishing	1.2%
Metals and Mining	1.1%
Real Estate	1.0%
Consumer Services	1.0%
Communications Equipment	0.9%
Transportation	0.9%
Broadcasting	0.7%
Building and Construction	0.6%
Environmental Services	0.5%
Educational Services	0.5%
Commercial Services	0.4%
Automotive	0.4%
Manufactured Housing and Recreational Vehicles	0.3%
Closed-End Funds	0.2%
Home Furnishings	0.1%
Wireless Communications	0.1%
Paper and Forest Products	0.1%
Closed-End Business Development Company	0.1%
Aerospace	0.0%
Agriculture	0.0%
U.S. Government Obligations	16.6%
Other Assets and Liabilities (Net)	(2.0)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 85.3%
	Aerospace — 0.0%
25,000	Embraer SA, ADR	$430,623	$842,500

	Agriculture — 0.0%
12,000	Cadiz Inc.†	93,950	146,280
3,500	The Mosaic Co.	74,541	275,625

		168,491	421,905

	Automotive — 0.4%
87,000	Navistar International Corp.†	2,626,616	6,031,710
10,000	PACCAR Inc.	373,100	523,500
100,000	Penske Automotive Group Inc.†	1,476,842	2,002,000
30,000	Winnebago Industries Inc.†	381,664	401,100

		4,858,222	8,958,310

	Automotive: Parts and Accessories — 5.4%
155,000	BorgWarner Inc.†	1,761,849	12,351,950
74,022	China Automotive Systems Inc.†	378,521	656,575
926,015	Dana Holding Corp.†	6,032,884	16,103,401
425,800	Federal-Mogul Corp.†	6,606,866	10,602,420
365,000	Midas Inc.†	5,006,568	2,799,550
588,997	Modine Manufacturing Co.†	8,401,910	9,506,412
22,500	Monro Muffler Brake Inc.	152,114	742,050
513,000	O’Reilly Automotive Inc.†	13,540,286	29,476,980
33,000	Puradyn Filter Technologies Inc.†	9,902	10,395
180,000	SORL Auto Parts Inc.†	1,131,008	1,090,800
80,375	Spartan Motors Inc.	388,580	551,373
365,000	Standard Motor Products Inc.	4,043,414	5,047,950
198,000	Strattec Security Corp. (a)	4,157,683	6,634,980
283,300	Superior Industries International Inc.	4,552,950	7,263,812
520,500	Tenneco Inc.†	5,193,310	22,095,225
320,000	The Pep Boys — Manny, Moe & Jack	3,758,524	4,067,200
27,000	Thor Industries Inc.	250,194	900,990
55,000	Wonder Auto Technology Inc.†	366,006	298,100

		65,732,569	130,200,163

	Aviation: Parts and Services — 3.0%
25,000	AAR Corp.†	302,990	693,000
10,000	Astronics Corp.†	39,192	251,700
2,500	Astronics Corp., Cl. B†	9,798	62,775
7,000	Barnes Group Inc.	59,255	146,160
5,000,000	BBA Aviation plc	13,331,465	16,298,763
510,000	Curtiss-Wright Corp.	14,512,635	17,921,400
30,000	Ducommun Inc.	585,815	717,000
1,095,042	GenCorp Inc.†	7,016,413	6,548,351
665,800	Kaman Corp.	9,825,703	23,436,160
89,000	Moog Inc., Cl. A†	726,840	4,085,990
16,100	Moog Inc., Cl. B†	464,818	732,550
65,000	Woodward Inc.	959,980	2,246,400

		47,834,904	73,140,249

	Broadcasting — 0.7%
365,000	Acme Communications Inc.†	935,691	456,250
182,000	Beasley Broadcast Group Inc., Cl. A†	1,089,178	1,335,880
23,300	Cogeco Inc.	592,837	997,129
297,000	Crown Media Holdings Inc., Cl. A†	1,737,892	689,040
2,433	Granite Broadcasting Corp.† (b)	822,771	0
330,000	Gray Television Inc.†	1,077,816	683,100
44,000	Gray Television Inc., Cl. A†	94,427	85,360
100,000	Liberty Media Corp. — Capital, Cl. A†	2,042,651	7,367,000
551,600	Salem Communications Corp., Cl. A	2,279,577	2,068,500
190,000	Sinclair Broadcast Group Inc., Cl. A	1,563,471	2,382,600
450,000	Sirius XM Radio Inc.†	230,879	747,000

		12,467,190	16,811,859

	Building and Construction — 0.6%
33,000	Insituform Technologies Inc., Cl. A†	622,647	882,750
334,000	Layne Christensen Co.†	8,991,997	11,523,000
2,000	Nortek Inc.†	89,915	86,250
68,000	Texas Industries Inc.	2,304,603	3,075,640

		12,009,162	15,567,640

	Business Services — 4.5%
71,000	AboveNet Inc.	3,290,498	4,605,060
40,000	ACCO Brands Corp.†	383,433	381,600
95,033	Arbitron Inc.	2,620,456	3,804,171
110,000	Ascent Media Corp., Cl. A†	2,727,937	5,373,500
417,570	Clear Channel Outdoor Holdings Inc., Cl. A†	3,893,963	6,075,644
435,000	Diebold Inc.	14,703,403	15,425,100
545,000	Edgewater Technology Inc.†	2,694,544	1,738,550
380,000	Furmanite Corp.†	1,479,692	3,040,000
118,000	GP Strategies Corp.†	976,751	1,604,800
35,589	GSE Systems Inc.†	138,667	80,431
100,000	GSI Commerce Inc.†	2,925,800	2,927,000
525,000	Intermec Inc.†	9,104,306	5,664,750
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
109,700	Internap Network Services Corp.†	$681,628	$720,729
22,000	Lamar Advertising Co., Cl. A†	157,238	812,680
14,500	Landauer Inc.	322,415	892,040
750,000	Live Nation Entertainment Inc.†	8,277,688	7,500,000
197,000	Macquarie Infrastructure Co. LLC†	2,978,508	4,700,420
4,000	MDC Partners Inc., Cl. A	12,360	67,080
120,000	Sohgo Security Services Co. Ltd.	1,459,559	1,305,602
170,000	Stamps.com Inc.	1,301,239	2,269,500
340,307	The Brink’s Co.	8,096,900	11,267,565
1,940,000	The Interpublic Group of Companies Inc.	13,568,760	24,385,800
153,000	Trans-Lux Corp.† (a)	918,569	22,950
36,050	TransAct Technologies Inc.†	181,017	430,798
60,000	United Rentals Inc.†	380,572	1,996,800
110,000	ValueClick Inc.†	1,588,417	1,590,600

		84,864,320	108,683,170

	Cable — 1.5%
230,000	Adelphia Communications Corp., Cl. A† (b)	29,650	0
230,000	Adelphia Communications Corp., Cl. A, Escrow† (b)	0	0
230,000	Adelphia Recovery Trust†	0	3,450
500,000	Cablevision Systems Corp., Cl. A	157,656	17,305,000
10,000	Cogeco Cable Inc.	340,851	464,260
235,000	DIRECTV, Cl. A†	5,837,622	10,998,000
50,000	DISH Network Corp., Cl. A†	968,420	1,218,000
40,000	EchoStar Corp., Cl. A†	780,129	1,514,000
9,329	Liberty Global Inc., Cl. A†	249,972	386,314
9,329	Liberty Global Inc., Cl. C†	240,169	373,067
480,000	LIN TV Corp., Cl. A†	3,352,165	2,846,400
300,000	Mediacom Communications Corp., Cl. A† (b)	0	27,000
36,000	Outdoor Channel Holdings Inc.†	287,493	268,560

		12,244,127	35,404,051

	Closed-End Business Development Company — 0.1%
110,000	MVC Capital Inc.	1,238,662	1,509,200

	Closed-End Funds — 0.2%
98,000	The Central Europe and Russia Fund Inc.	2,838,336	4,440,380
38,225	The European Equity Fund Inc.	395,416	308,858
11,000	The Ibero-America Fund Inc.	103,029	77,000
54,738	The New Germany Fund Inc.	644,127	949,157

		3,980,908	5,775,395

	Commercial Services — 0.4%
120,000	Garda World Security Corp., Cl A†	1,079,478	1,236,514
275,000	Loomis AB, Cl. B	2,925,762	4,356,850
800,000	Swisher Hygiene Inc.†	593,828	4,893,244

		4,599,068	10,486,608

	Communications Equipment — 0.9%
160,300	Communications Systems Inc.	1,150,610	2,475,032
97,000	Sycamore Networks Inc.	1,624,558	2,369,710
280,912	Thomas & Betts Corp.†	5,414,640	16,705,837

		8,189,808	21,550,579

	Computer Software and Services — 1.6%
150,000	Activision Blizzard Inc.	1,775,079	1,645,500
400,000	ADPT Corp.†	1,199,233	1,176,000
50,000	AOL Inc.†	1,148,390	976,500
124,000	Emulex Corp.†	1,259,345	1,323,080
180,000	FalconStor Software Inc.†	1,018,324	819,000
295,000	Global Sources Ltd.†	2,021,681	3,430,850
6,000	KIT Digital Inc.†	68,146	72,240
60,000	Mentor Graphics Corp.†	720,436	877,800
20,000	Mercury Computer Systems Inc.†	386,953	423,200
20,187	MKS Instruments Inc.	367,981	672,227
455,000	NCR Corp.†	5,164,296	8,572,200
75,000	Quantum Corp.†	243,845	189,000
104,000	Rockwell Automation Inc.	2,921,662	9,843,600
16,000	Stratasys Inc.†	724,316	752,000
303,000	Tyler Technologies Inc.†	1,331,184	7,184,130

		20,350,871	37,957,327

	Consumer Products — 2.1%
250,000	1-800-FLOWERS.COM Inc., Cl. A†	1,169,119	825,000
14,750	Adams Golf Inc.†	110,074	80,388
300,000	Alberto-Culver Co.	10,211,861	11,181,000
30,000	Brunswick Corp.	432,673	762,900
33,500	Chofu Seisakusho Co. Ltd.	484,644	839,715
30,000	Church & Dwight Co. Inc.	303,670	2,380,200
800,000	Eastman Kodak Co.†	4,364,637	2,584,000
2,000	Harley-Davidson Inc.	4,713	84,980
360,638	Marine Products Corp.†	560,494	2,859,859
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
22,000	National Presto Industries Inc.	$675,355	$2,478,960
25,000	RC2 Corp.†	704,878	702,500
450,000	Sally Beauty Holdings Inc.†	2,994,212	6,304,500
800,000	Schiff Nutrition International Inc.	2,190,155	7,288,000
4,605	Steven Madden Ltd.†	37,266	216,113
230,000	Stewart Enterprises Inc., Cl. A	1,281,284	1,757,200
150,000	Swedish Match AB	2,992,162	4,988,197
87,425	Syratech Corp.†	17,426	2,216
20,000	The Scotts Miracle-Gro Co., Cl. A	504,262	1,157,000
22,000	WD-40 Co.	606,916	931,480
70,000	Wolverine World Wide Inc.	713,205	2,609,600

		30,359,006	50,033,808

	Consumer Services — 1.0%
52,000	Bowlin Travel Centers Inc.†	52,442	85,800
2,750	Collectors Universe Inc.	8,720	38,968
20,000	IAC/InterActiveCorp.†	221,743	617,800
225,023	KAR Auction Services Inc.†	3,025,024	3,451,853
175,000	Martha Stewart Living Omnimedia Inc., Cl. A†	1,247,716	649,250
600,000	Rollins Inc.	2,281,581	12,180,000
110,000	SearchMedia Holdings Ltd.†	642,759	211,200
650,000	TiVo Inc.†	7,050,033	5,694,000

		14,530,018	22,928,871

	Diversified Industrial — 6.2%
27,000	Acuity Brands Inc.	260,021	1,579,230
70,000	Albany International Corp., Cl. A	1,486,445	1,743,000
200,000	Ampco-Pittsburgh Corp.	3,454,230	5,516,000
6,000	Anixter International Inc.	57,120	419,340
420,000	Crane Co.	10,010,200	20,340,600
3,000	ESCO Technologies Inc.	49,914	114,450
18,000	Foster Wheeler AG†	34,930	677,160
14,000	Gardner Denver Inc.	157,253	1,092,420
115,000	Greif Inc., Cl. A	1,286,284	7,522,150
83,000	Greif Inc., Cl. B	3,593,874	5,112,800
1,185,000	Griffon Corp.†	13,452,660	15,559,050
361,200	Handy & Harman Ltd.†	2,859,500	4,341,624
190,000	Jardine Strategic Holdings Ltd.	3,487,637	5,073,000
417,000	Katy Industries Inc.† (a)	915,518	237,690
49,000	Lincoln Electric Holdings Inc.	2,642,298	3,720,080
71,000	Lindsay Corp.	1,508,357	5,610,420
605,000	Magnetek Inc.†	2,180,341	1,331,000
32,000	Matthews International Corp., Cl. A	748,294	1,233,600
410,000	Myers Industries Inc.	3,814,189	4,071,300
572,000	National Patent Development Corp.†	1,176,798	869,440
135,000	Oil-Dri Corp. of America	1,426,144	2,875,500
130,000	Olin Corp.	2,496,080	2,979,600
260,000	Park-Ohio Holdings Corp.†	1,787,806	5,371,600
88,000	Precision Castparts Corp.	1,768,194	12,951,840
32,000	Roper Industries Inc.	620,029	2,766,720
82,000	Sonoco Products Co.	2,464,475	2,970,860
120,070	Standex International Corp.	2,864,356	4,549,452
242,000	Tech/Ops Sevcon Inc.† (a)	1,442,391	1,366,090
50,000	Terex Corp.†	1,054,495	1,852,000
387,000	Textron Inc.	2,408,058	10,599,930
330,073	Tredegar Corp.	5,522,389	7,122,975
148,000	Tyco International Ltd.	5,527,286	6,625,960

		82,557,566	148,196,881

	Educational Services — 0.5%
60,000	Career Education Corp.†	1,117,698	1,363,200
490,000	Corinthian Colleges Inc.†	3,124,412	2,165,800
406,403	Universal Technical Institute Inc.	7,357,854	7,904,538

		11,599,964	11,433,538

	Electronics — 1.7%
50,000	Badger Meter Inc.	1,202,451	2,060,500
221,400	Bel Fuse Inc., Cl. A (a)	5,360,634	5,311,386
488,908	CTS Corp.	4,670,224	5,280,206
73,000	Cypress Semiconductor Corp.†	354,472	1,414,740
49,772	Greatbatch Inc.†	1,211,894	1,316,967
20,000	IMAX Corp.†	158,565	639,600
8,000	International Rectifier Corp.†	175,247	264,480
120,000	KEMET Corp.†	1,412,225	1,779,600
110,000	Methode Electronics Inc.	953,550	1,328,800
315,000	Park Electrochemical Corp.	7,506,180	10,158,750
100,000	Pulse Electronics Corp.	546,132	605,000
180,000	Stoneridge Inc.†	1,475,725	2,631,600
350,000	Trident Microsystems Inc.†	1,448,903	402,500
10,000	Universal Display Corp.†	277,033	550,400
100,000	Verigy Ltd.†	1,420,805	1,409,000
305,000	Zoran Corp.†	2,919,688	3,168,950
120,000	Zygo Corp.†	1,071,063	1,754,400

		32,164,791	40,076,879

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities — 6.5%
20,000	A123 Systems Inc.†	$270,000	$127,000
380,000	Black Hills Corp.	9,703,620	12,707,200
110,000	Callon Petroleum Co.†	743,793	854,700
50,000	Central Vermont Public Service Corp.	966,855	1,164,500
110,000	CH Energy Group Inc.	4,519,660	5,559,400
36,000	Chesapeake Utilities Corp.	953,501	1,498,320
45,000	CMS Energy Corp.	240,795	883,800
23,000	Connecticut Water Service Inc.	464,832	606,050
8,000	Consolidated Water Co. Ltd.	140,714	87,200
155,000	Covanta Holding Corp.	596,181	2,647,400
3,000	Dawson Geophysical Co.†	101,595	131,640
413,400	El Paso Electric Co.†	6,002,295	12,567,360
20,000	Ener1 Inc.†	139,473	59,200
30,000	Energy Recovery Inc.†	181,420	95,400
22,333	Gamesa Corporacion Tecnologica SA†	134,727	232,091
220,000	Great Plains Energy Inc.	4,699,894	4,404,400
70,000	Key Energy Services Inc.†	597,194	1,088,500
45,000	Middlesex Water Co.	773,022	818,550
40,000	National Fuel Gas Co.	2,289,676	2,960,000
65,000	NorthWestern Corp.	1,773,405	1,969,500
40,000	Oceaneering International Inc.†	1,366,984	3,578,000
215,000	Otter Tail Corp.	4,784,557	4,886,950
10,000	Patterson-UTI Energy Inc.	211,721	293,900
160,000	Pennichuck Corp.	3,697,727	4,558,400
1,200,372	PNM Resources Inc.	13,068,524	17,909,550
132,000	Rowan Companies Inc.†	2,795,259	5,831,760
1,665,000	RPC Inc.	2,429,514	42,157,800
145,000	SJW Corp.	2,774,885	3,356,750
300,000	Southern Union Co.	5,117,716	8,586,000
168,096	Southwest Gas Corp.	3,557,555	6,550,701
45,000	Tesoro Corp.†	455,817	1,207,350
1,000	The Laclede Group Inc.	37,685	38,100
45,000	The York Water Co.	629,880	783,450
25,000	Union Drilling Inc.†	198,390	256,250
10,000	Vestas Wind Systems A/S†	89,988	433,741
70,000	Voyager Oil & Gas Inc.†	31,840	308,000
210,000	Westar Energy Inc.	3,773,305	5,548,200

		80,313,999	156,747,113

	Entertainment — 1.4%
100,000	Carmike Cinemas Inc.†	771,699	715,000
6,048	Chestnut Hill Ventures† (b)	164,590	275,466
32,000	Discovery Communications Inc., Cl. A†	439,528	1,276,800
32,000	Discovery Communications Inc., Cl. C†	454,438	1,126,720
325,000	Dover Motorsports Inc.†	1,353,511	650,000
242,000	Fisher Communications Inc.†	8,449,624	7,521,360
25,000	International Speedway Corp., Cl. A	765,825	745,000
3,500	International Speedway Corp., Cl. B	70,020	103,950
270,000	Madison Square Garden Inc., Cl. A†	3,020,077	7,287,300
10,000	Rovi Corp.†	142,372	536,500
450,000	Take-Two Interactive Software Inc.†	7,572,812	6,916,500
215,000	Universal Entertainment Corp.†	3,336,232	6,309,389
50,000	World Wrestling Entertainment Inc., Cl. A	544,220	628,500

		27,084,948	34,092,485

	Environmental Services — 0.5%
1,500	Renegy Holdings Inc.†	539	450
400,000	Republic Services Inc.	5,798,456	12,016,000

		5,798,995	12,016,450

	Equipment and Supplies — 9.0%
22,500	A.O. Smith Corp.	336,569	997,650
372,000	AMETEK Inc.	1,033,701	16,319,640
5,000	AZZ Inc.	154,353	228,000
495,000	Baldwin Technology Co. Inc., Cl. A†	1,485,592	796,950
25,000	Belden Inc.	286,590	938,750
55,000	Capstone Turbine Corp.†	108,350	99,550
515,371	CIRCOR International Inc.	13,881,216	24,232,744
339,000	CLARCOR Inc.	2,024,731	15,231,270
330,000	Core Molding Technologies Inc.†	654,777	2,508,000
168,000	Crown Holdings Inc.†	678,985	6,481,440
4,000	Danaher Corp.	34,106	207,600
90,000	Donaldson Co. Inc.	1,558,860	5,516,100
222,000	Entegris Inc.†	1,280,053	1,946,940
250,000	Federal Signal Corp.	1,767,555	1,627,500
103,000	Flowserve Corp.	2,703,426	13,266,400
160,000	Franklin Electric Co. Inc.	1,496,658	7,392,000
222,000	Gerber Scientific Inc.†	1,761,736	2,077,920
155,000	Graco Inc.	2,718,503	7,050,950
1,040,000	GrafTech International Ltd.†	12,563,346	21,455,200
100,000	IDEX Corp.	765,938	4,365,000
425,000	Interpump Group SpA†	2,313,541	3,604,809
4,200	Itron Inc.†	264,019	237,048
7,000	Jarden Corp.	115,037	248,990
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
206,049	L.S. Starrett Co., Cl. A	$2,560,939	$2,892,928
40,000	Littelfuse Inc.	758,367	2,284,000
230,000	Lufkin Industries Inc.	1,483,227	21,498,100
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	768,334
82,000	Met-Pro Corp.	692,039	975,800
4,000	Mine Safety Appliances Co.	107,558	146,680
48,313	Mueller Industries Inc.	1,537,951	1,769,222
12,000	Plantronics Inc.	275,609	439,440
2,000	Regal-Beloit Corp.	59,351	147,660
130,000	Robbins & Myers Inc.	1,826,625	5,978,700
83,000	SL Industries Inc.†	1,105,422	1,519,730
5,000	Teleflex Inc.	76,167	289,900
293,000	Tennant Co.	5,920,322	12,317,720
370,000	The Gorman-Rupp Co.	7,452,044	14,574,300
85,000	The Greenbrier Cos. Inc.†	833,816	2,412,300
100,000	The Manitowoc Co. Inc.	666,995	2,188,000
22,000	The Middleby Corp.†	767,256	2,050,840
8,000	Valmont Industries Inc.	176,298	834,960
95,000	Vicor Corp.	1,019,132	1,566,550
7,875	Watsco Inc., Cl. B	23,627	547,549
153,000	Watts Water Technologies Inc., Cl. A	3,377,189	5,843,070

		81,067,185	217,876,234

	Financial Services — 5.3%
10,616	Alleghany Corp.†	1,758,117	3,513,737
25,287	Argo Group International Holdings Ltd.	844,293	835,482
458,577	Artio Global Investors Inc.	11,096,177	7,410,604
10,121	BCB Holdings Ltd.†	23,159	12,421
115,000	BKF Capital Group Inc.†	558,738	124,200
12,500	Capitol Federal Financial Inc.	125,000	140,875
714,410	CNA Surety Corp.†	9,292,650	18,045,997
22,000	Crazy Woman Creek Bancorp Inc.†	343,564	236,500
150,000	Discover Financial Services	2,578,605	3,618,000
40,000	Duff & Phelps Corp., Cl. A	587,050	639,200
100,000	Epoch Holding Corp.	818,447	1,578,000
8,389	Fidelity Southern Corp.†	53,123	67,112
190,000	Flushing Financial Corp.	3,048,480	2,831,000
880,000	GAM Holding AG†	11,387,322	16,718,563
45,000	Hudson Valley Holding Corp.	943,612	990,000
805,000	Janus Capital Group Inc.	8,164,370	10,038,350
85,000	KBW Inc.	2,317,670	2,226,150
745,072	KKR & Co. LP	5,376,793	12,226,632
135,000	Legg Mason Inc.	2,597,097	4,872,150
3,000	Leucadia National Corp.	24,354	112,620
54,624	Medallion Financial Corp.	415,809	480,145
330,000	Nara Bancorp Inc.†	3,767,131	3,174,600
300,000	NewAlliance Bancshares Inc.	4,316,427	4,452,000
250,000	Och-Ziff Capital Management Group LLC, Cl. A	1,997,164	4,080,000
30,000	optionsXpress Holdings Inc.	531,099	549,300
165,000	Oritani Financial Corp.	1,685,540	2,092,200
31,000	PrivateBancorp Inc.	527,319	473,990
240,000	Sterling Bancorp	3,569,825	2,402,400
320,000	SWS Group Inc.	4,791,830	1,942,400
10,000	T. Rowe Price Group Inc.	270,786	664,200
11,033	Tree.com Inc.†	78,880	65,095
10,000	Universal American Corp.	201,993	229,100
5,500	Value Line Inc.	186,904	81,400
460,000	Waddell & Reed Financial Inc., Cl. A	9,248,071	18,680,600
600,000	Wilmington Trust Corp.	6,231,793	2,712,000

		99,759,192	128,317,023

	Food and Beverage — 6.2%
47,000	Boston Beer Co. Inc., Cl. A†	883,432	4,353,140
38,100	Brown-Forman Corp., Cl. A	1,115,861	2,585,466
5,000	Brown-Forman Corp., Cl. B	144,052	341,500
200,000	Bull-Dog Sauce Co. Ltd.	444,295	408,752
3,200,000	China Tontine Wines Group Ltd.	778,804	674,676
280,000	Corn Products International Inc.	6,240,917	14,509,600
890,000	Davide Campari — Milano SpA	4,450,784	6,021,456
240,000	Dean Foods Co.†	4,286,457	2,400,000
380,000	Denny’s Corp.†	1,106,889	1,542,800
1,000	Diamond Foods Inc.	20,567	55,800
326,000	Dr Pepper Snapple Group Inc.	6,664,752	12,114,160
2,900,000	Dynasty Fine Wines Group Ltd.	1,098,176	1,081,178
27,000	Farmer Brothers Co.	424,408	327,240
290,000	Feihe International Inc.†	6,069,385	2,496,900
250,000	Flowers Foods Inc.	1,386,407	6,807,500
25,000	Green Mountain Coffee Roasters Inc.†	749,976	1,615,250
700,000	Grupo Continental SAB de CV	1,156,476	2,365,809
160,000	ITO EN Ltd.	3,301,726	2,787,208
25,000	J & J Snack Foods Corp.	577,813	1,176,750
1,250,000	Kikkoman Corp.	13,329,919	11,781,678
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
250,000	Lifeway Foods Inc.†	$2,511,599	$2,605,000
3,000	MEIJI Holdings Co. Ltd.	117,526	120,642
70,000	MGP Ingredients Inc.	331,262	610,400
450,000	Morinaga Milk Industry Co. Ltd.	1,808,850	1,606,756
85,000	NISSIN FOODS HOLDINGS CO. LTD.	2,907,986	2,996,153
3,800,000	Parmalat SpA	10,676,896	12,730,932
55,600	Peet’s Coffee & Tea Inc.†	2,143,318	2,673,804
50,000	Ralcorp Holdings Inc.†	892,806	3,421,500
162,000	Rock Field Co. Ltd.	2,539,700	2,664,294
125,000	Smart Balance Inc.†	849,741	573,750
431,013	Snyders-Lance Inc.	9,078,546	8,555,608
410,000	The Hain Celestial Group Inc.†	7,537,748	13,234,800
66,000	The J.M. Smucker Co.	1,599,230	4,711,740
700,000	Tingyi (Cayman Islands) Holding Corp.	1,792,917	1,711,630
242,946	Tootsie Roll Industries Inc.	5,142,186	6,889,951
90,000	United Natural Foods Inc.†	2,545,822	4,033,800
4,500	Vina Concha Y Toro SA, ADR	142,964	211,410
1,200,000	Vitasoy International Holdings Ltd.	739,370	979,617
15,000	Willamette Valley Vineyards Inc.†	56,042	47,250
160,000	YAKULT HONSHA Co. Ltd.	4,046,939	4,089,445
28,000	Zhongpin Inc.†	379,280	425,040

		112,071,824	150,340,385

	Health Care — 6.6%
30,000	Alere Inc.†	554,732	1,174,200
50,000	Align Technology Inc.†	408,280	1,024,000
100,000	Allergan Inc.	1,964,407	7,102,000
135,000	AngioDynamics Inc.†	2,074,518	2,041,200
8,000	Anika Therapeutics Inc.†	76,123	71,680
324,000	Animal Health International Inc.†	2,511,922	1,360,800
148,000	ArthroCare Corp.†	2,893,079	4,934,320
50,000	Beckman Coulter Inc.	3,995,399	4,153,500
6,500	Bio-Rad Laboratories Inc., Cl. A†	258,088	780,910
42,000	Bio-Reference Laboratories Inc.†	942,183	942,480
50,500	BioLase Technology Inc.†	74,915	245,935
20,000	Bruker Corp.†	174,056	417,000
12,000	Cantel Medical Corp.	266,901	309,000
232,000	Cepheid Inc.†	3,161,747	6,500,640
158,000	Chemed Corp.	3,497,479	10,524,380
66,000	CONMED Corp.†	1,714,345	1,734,480
75,000	Continucare Corp.†	228,285	401,250
379,200	Cutera Inc.†	5,127,118	3,249,744
12,000	Cynosure Inc., Cl. A†	93,211	166,680
96,000	DexCom Inc.†	962,427	1,489,920
29,237	DGT Holdings Corp.†	488,484	280,675
187,024	Exactech Inc.†	2,898,144	3,282,271
30,000	Gentiva Health Services Inc.†	772,067	840,900
691,000	Genzyme Corp.†	52,427,369	52,619,650
44,000	Henry Schein Inc.†	861,550	3,087,480
4,000	Heska Corp.†	35,706	26,000
23,000	ICU Medical Inc.†	573,768	1,006,940
290,000	IRIS International Inc.†	3,079,773	2,615,800
36,000	Kinetic Concepts Inc.†	918,852	1,959,120
42,000	Life Technologies Corp.†	1,070,187	2,201,640
7,500	MAKO Surgical Corp.†	177,709	181,500
40,000	MWI Veterinary Supply Inc.†	972,736	3,227,200
8,000	Neogen Corp.†	195,096	331,040
4,000	Nobel Biocare Holding AG†	61,643	82,918
50,000	Nordion Inc.	369,385	591,000
7,500	NuVasive Inc.†	200,477	189,900
105,000	Opko Health Inc.†	284,862	391,650
72,000	Orthofix International NV†	1,189,183	2,337,120
45,000	Owens & Minor Inc.	606,216	1,461,600
260,000	Pain Therapeutics Inc.†	1,658,892	2,485,600
360,000	Palomar Medical Technologies Inc.†	5,753,953	5,346,000
30,000	PSS World Medical Inc.†	367,273	814,500
575,000	Quidel Corp.†	6,254,820	6,877,000
225,002	Rochester Medical Corp.†	2,624,005	2,583,023
235,000	RTI Biologics Inc.†	1,302,133	672,100
960,000	Sorin SpA†	2,442,470	2,680,196
2,300	Straumann Holding AG	206,988	591,464
2,000	Stryker Corp.	88,300	121,600
50,000	SurModics Inc.†	634,243	625,000
14,000	Syneron Medical Ltd.†	116,750	182,560
6,000	Techne Corp.	409,768	429,600
75,000	The Cooper Cos. Inc.	2,911,668	5,208,750
48,000	United-Guardian Inc.	435,056	715,680
80,000	Vascular Solutions Inc.†	619,673	872,800
113,200	Wright Medical Group Inc.†	1,931,391	1,925,532
18,800	Young Innovations Inc.	492,409	590,320

		126,412,214	158,060,248

	Home Furnishings — 0.1%
20,000	Bassett Furniture Industries Inc.†	167,652	157,000
48,000	Bed Bath & Beyond Inc.†	1,226,616	2,316,960

		1,394,268	2,473,960

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 2.2%
70,000	Ante5 Inc.†	$0	$89,600
160,000	Boyd Gaming Corp.†	934,718	1,499,200
110,000	Canterbury Park Holding Corp.†	1,120,504	1,333,200
110,092	Churchill Downs Inc.	3,754,858	4,568,818
125,000	Dover Downs Gaming & Entertainment Inc.	786,541	448,750
275,000	Gaylord Entertainment Co.†	6,256,463	9,537,000
400,000	Genting Singapore plc†	408,768	650,536
18,000	Home Inns & Hotels Management Inc., ADR†	343,247	712,260
110,000	Lakes Entertainment Inc.†	502,595	297,000
200,000	Las Vegas Sands Corp.†	1,395,678	8,444,000
1,400,000	Mandarin Oriental International Ltd.	1,825,418	2,926,000
11,800	Morgans Hotel Group Co.†	126,690	115,640
165,000	Orient-Express Hotels Ltd., Cl. A†	2,872,992	2,041,050
100,000	Penn National Gaming Inc.†	1,509,186	3,706,000
300,000	Pinnacle Entertainment Inc.†	2,008,997	4,086,000
180,000	Sonesta International Hotels Corp., Cl. A	3,750,193	3,453,300
2,000,000	The Hongkong & Shanghai Hotels Ltd.	1,786,952	3,666,493
200,000	The Marcus Corp.	2,690,011	2,180,000
24,000	Wynn Resorts Ltd.	308,808	3,054,000

		32,382,619	52,808,847

	Machinery — 1.4%
57,000	Astec Industries Inc.†	1,840,989	2,125,530
453,000	CNH Global NV†	6,037,085	21,993,150
15,000	Global Power Equipment Group Inc.†	352,192	412,500
44,500	Kennametal Inc.	1,204,590	1,735,500
3,000	Nordson Corp.	107,171	345,180
66,000	Twin Disc Inc.	778,170	2,126,520
135,000	Zebra Technologies Corp., Cl. A†	2,984,425	5,297,400

		13,304,622	34,035,780

	Manufactured Housing and Recreational Vehicles — 0.3%
600,000	All American Group Inc.†	1,330,196	136,800
75,000	Cavco Industries Inc.†	1,561,191	3,387,000
15,000	Drew Industries Inc.	255,948	334,950
30,000	Nobility Homes Inc.†	446,262	276,000
179,000	Skyline Corp.	5,284,754	3,588,950

		8,878,351	7,723,700

	Metals and Mining — 1.1%
52,003	Barrick Gold Corp.	1,522,648	2,699,476
10,000	Inmet Mining Corp.	325,911	702,940
109,250	Ivanhoe Mines Ltd.†	1,540,339	3,000,005
140,000	Kinross Gold Corp.	962,642	2,205,000
250,000	Lynas Corp Ltd.†	230,655	581,822
260,000	Materion Corp.†	5,341,877	10,608,000
101,500	Molycorp Inc.†	1,899,888	6,092,030
2,000	Northwest Pipe Co.†	55,888	45,860
52,100	Stillwater Mining Co.†	477,514	1,194,653
15,000	Yamana Gold Inc.	50,671	184,650

		12,408,033	27,314,436

	Paper and Forest Products — 0.1%
25,000	Schweitzer-Mauduit International Inc.	949,097	1,265,250
73,000	Wausau Paper Corp.	739,852	557,720

		1,688,949	1,822,970

	Publishing — 1.2%
65,000	Belo Corp., Cl. A†	157,232	572,650
60,000	Cambium Learning Group Inc.†	212,981	204,000
1,520,000	Il Sole 24 Ore SpA†	3,636,464	2,843,457
12,000	John Wiley & Sons Inc., Cl. B	46,500	610,920
1,080,000	Journal Communications Inc., Cl. A†	5,715,463	6,480,000
913,233	Media General Inc., Cl. A†	5,593,603	6,283,043
30,000	Meredith Corp.	539,417	1,017,600
260,000	News Corp., Cl. A	765,310	4,565,600
200,000	PRIMEDIA Inc.	955,766	974,000
415,000	The E.W. Scripps Co., Cl. A†	2,734,026	4,108,500

		20,356,762	27,659,770

	Real Estate — 1.0%
20,150	Capital Properties Inc., Cl. A	408,087	261,749
15,000	Capital Properties Inc., Cl. B (b)	0	194,850
115,046	Cohen & Steers Inc.	2,572,785	3,414,565
200,000	Griffin Land & Nurseries Inc.	3,062,169	6,436,000
10,000	Gyrodyne Co. of America Inc.†	172,069	735,000
107,000	Morguard Corp.	1,362,690	6,655,080
255,000	The St. Joe Co.†	6,424,817	6,392,850

		14,002,617	24,090,094

	Retail — 4.5%
96,010	99 Cents Only Stores†	1,463,280	1,881,796
256,000	Aaron’s Inc.†	1,238,287	6,492,160
260,000	AutoNation Inc.†	3,938,974	9,196,200
42,000	Barnes & Noble Inc.	598,563	385,980
13,500	Best Buy Co. Inc.	559,196	387,720
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Retail (Continued)
115,000	Big 5 Sporting Goods Corp.	$1,751,510	$1,370,800
22,000	Biglari Holdings Inc.†	5,548,040	9,318,100
365,721	Casey’s General Stores Inc.	13,368,059	14,263,119
740,000	Coldwater Creek Inc.†	3,411,095	1,953,600
25,000	Collective Brands Inc.†	539,562	539,500
42,792	Copart Inc.†	1,466,246	1,854,177
100,000	HSN Inc.†	2,905,633	3,203,000
641,551	Ingles Markets Inc., Cl. A	10,590,499	12,709,125
105,600	Krispy Kreme Doughnuts Inc.†	692,547	743,424
170,000	Macy’s Inc.	2,290,516	4,124,200
46,000	Movado Group Inc.†	612,363	675,280
147,000	Nathan’s Famous Inc.†	2,047,231	2,540,160
85,000	Pier 1 Imports Inc.†	736,452	862,750
60,074	Regis Corp.	1,202,781	1,065,713
300,000	Rush Enterprises Inc., Cl. B†	3,438,009	5,217,000
320,000	The Bon-Ton Stores Inc.†	2,392,653	4,960,000
280,000	The Cheesecake Factory Inc.†	7,332,374	8,425,200
100,000	The Great Atlantic & Pacific Tea Co. Inc.†	17,250	23,000
200,000	Tractor Supply Co.	3,695,464	11,972,000
33,000	Village Super Market Inc., Cl. A	815,643	960,300
53,000	Weis Markets Inc.	1,633,642	2,144,380
168,000	Wendy’s/Arby’s Group Inc., Cl. A	1,364,690	845,040
186,073	Winn-Dixie Stores Inc.†	2,467,297	1,328,561

		78,117,856	109,442,285

	Specialty Chemicals — 4.7%
55,000	A. Schulman Inc.	1,139,761	1,359,600
27,500	Airgas Inc.	665,148	1,826,550
83,000	Albemarle Corp.	1,309,551	4,960,910
35,000	Arch Chemicals Inc.	766,922	1,455,650
76,000	Ashland Inc.	1,338,551	4,389,760
40,000	Chemtura Corp.†	639,640	688,000
11,000	Cytec Industries Inc.	296,699	598,070
2,155,000	Ferro Corp.†	15,115,820	35,751,450
340,000	H.B. Fuller Co.	4,380,983	7,303,200
93,000	Hawkins Inc.	1,379,557	3,820,440
950,000	Huntsman Corp.	5,135,124	16,511,000
85,000	Material Sciences Corp.†	503,549	612,850
38,000	NewMarket Corp.	3,987,095	6,012,360
355,000	Omnova Solutions Inc.†	943,978	2,793,850
67,000	Penford Corp.†	734,778	417,410
13,000	Quaker Chemical Corp.	214,482	522,210
100,000	Rockwood Holdings Inc.†	1,966,878	4,922,000
265,000	Sensient Technologies Corp.	5,398,394	9,497,600
600,000	Zep Inc.	8,295,733	10,446,000

		54,212,643	113,888,910

	Telecommunications — 1.4%
30,000	Atlantic Tele-Network Inc.	461,782	1,115,700
1,765,000	Cincinnati Bell Inc.†	5,322,665	4,730,200
6,795	Community Service Communications Inc.	0	6,455
110,000	HickoryTech Corp.	949,514	999,900
3,000	IDT Corp., Cl. B	78,263	80,850
128,000	New Ulm Telecom Inc.	1,205,079	716,800
10,000	PAETEC Holding Corp.†	37,020	33,400
116,000	Rogers Communications Inc., Cl. B	560,168	4,222,400
63,000	Shenandoah Telecommunications Co.	373,895	1,137,780
1,600,000	Sprint Nextel Corp.†	4,496,476	7,424,000
37,584	Verizon Communications Inc.	846,702	1,448,487
815,000	VimpelCom Ltd., ADR	2,480,014	11,507,800
53,000	Winstar Communications Inc.† (b)	133	53

		16,811,711	33,423,825

	Transportation — 0.9%
473,000	GATX Corp.	14,367,004	18,286,180
2,000	Grupo TMM SA, Cl. A, ADR†	13,813	4,860
2,000	Irish Continental Group plc	14,688	50,254
130,000	Providence and Worcester Railroad Co.	1,845,698	2,174,250

		16,241,203	20,515,544

	Wireless Communications — 0.1%
25,000	Millicom International Cellular SA	1,924,303	2,404,250

TOTAL COMMON STOCKS		1,254,412,564	2,055,033,242

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
50,000	Jungheinrich AG Pfd.	1,031,755	2,008,872

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
1,213	Exide Technologies, expire 05/05/11† (b)	2,247	12
4,531	Federal-Mogul Corp., expire 12/27/14†	87,687	1,812

		89,934	1,824

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	WARRANTS (Continued)
	Broadcasting — 0.0%
6,082	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (b)	$0	$1
3,430	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (b)	0	0

		0	1

	Consumer Services — 0.0%
120,000	SearchMedia Holdings Ltd., expire 11/19/11†	247,589	14,412

	Retail — 0.0%
250,189	Talbots Inc., expire 04/06/15†	750,567	150,113

TOTAL WARRANTS		1,088,090	166,350

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Hotels and Gaming — 0.0%
$400,000	Gaylord Entertainment Co., Cv., 3.750%, 10/01/14 (c)	379,722	571,500

	CORPORATE BONDS — 0.0%
	Computer Software and Services — 0.0%
300,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/12†(b)	1,185	0

	U.S. GOVERNMENT OBLIGATIONS — 16.6%
398,959,000	U.S. Treasury Bills, 0.095% to 0.210%††, 04/07/11 to 09/22/11	398,776,033	398,809,832

	TOTAL INVESTMENTS — 102.0%	$1,655,689,349	2,456,589,796

	Other Assets and Liabilities (Net) — (2.0)%		(47,913,677)

	NET ASSETS — 100.0%		2,408,676,119

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $497,382 or 0.02% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of the Rule 144A security amounted to $571,500 or 0.02% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Statement of Assets and Liabilities

March 31, 2011 (Unaudited)

Assets:
Investments, at value (cost $1,642,894,554)	$2,443,016,700
Investments in affiliates, at value (cost $12,794,795)	13,573,096
Foreign currency, at value (cost $7)	7
Cash	3,795
Receivable for Fund shares issued	3,513,684
Receivable for investments sold	100,948
Dividends and interest receivable	1,542,230
Prepaid expenses	97,554

Total Assets	2,461,848,014

Liabilities:
Payable for investments purchased	48,512,120
Payable for Fund shares redeemed	1,380,264
Payable for investment advisory fees	1,958,282
Payable for distribution fees	509,324
Payable for accounting fees	7,500
Other accrued expenses	804,405

Total Liabilities	53,171,895

Net Assets (applicable to 66,889,868 shares outstanding)	$2,408,676,119

Net Assets Consist of:
Paid-in capital	$1,583,089,119
Accumulated net investment loss	(6,131,490)
Accumulated net realized gain on investments and foreign currency transactions	30,819,857
Net unrealized appreciation on investments	800,900,447
Net unrealized depreciation on foreign currency translations	(1,814)

Net Assets	$2,408,676,119

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,926,626,109 ÷ 53,403,588 shares outstanding; 150,000,000 shares authorized)	$36.08

Class A:
Net Asset Value and redemption price per share ($178,434,879 ÷ 4,946,650 shares outstanding; 50,000,000 shares authorized)	$36.07

Maximum offering price per share (NAV÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$38.27

Class B:
Net Asset Value and offering price per share ($20,925 ÷ 617.3 shares outstanding, 50,000,000 shares authorized)	$33.90	(a)

Class C:
Net Asset Value and offering price per share ($97,108,980 ÷ 2,862,812 shares outstanding, 50,000,000 shares authorized)	$33.92	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($206,485,226 ÷ 5,676,201 shares outstanding, 50,000,000 shares authorized)	$36.38

(a)	Redemption price varies based on the length of time held.
Statement of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

Investment Income:
Dividends — Unaffiliated (net of foreign withholding taxes of $140,341)	$11,428,976
Dividends — Affiliated	248,100
Interest	245,162

Total Investment Income	11,922,238

Expenses:
Investment advisory fees	10,579,298
Distribution fees — Class AAA	2,147,344
Distribution fees — Class A	179,635
Distribution fees — Class B	97
Distribution fees — Class C	401,693
Shareholder services fees	1,027,993
Shareholder communications expenses	248,372
Custodian fees	115,178
Registration expenses	62,024
Legal and audit fees	62,021
Directors’ fees	26,035
Accounting fees	22,500
Miscellaneous expenses	65,585

Total Expenses	14,937,775

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(39,479)
Custodian fee credits	(469)

Total Reductions and Credits	(39,948)

Net Expenses	14,897,827

Net Investment Loss	(2,975,589)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	49,725,466
Net realized loss on investments — affiliated	(87,206)
Net realized gain on foreign currency transactions	113,920

Net realized gain on investments and foreign currency transactions	49,752,180

Net change in unrealized appreciation:
on investments	336,858,851
on foreign currency translations	(6,626)

Net change in unrealized appreciation on investments and foreign currency translations	336,852,225

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	386,604,405

Net Increase in Net Assets Resulting from Operations	$383,628,816

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Operations:
Net investment loss	$(2,975,589)	$(3,707,850)
Net realized gain on investments and foreign currency transactions	49,752,180	20,234,554
Net change in unrealized appreciation on investments and foreign currency translations	336,852,225	218,757,896

Net Increase in Net Assets Resulting from Operations	383,628,816	235,284,600

Capital Share Transactions:
Class AAA	178,638,954	73,317,937
Class A	37,189,297	38,695,770
Class B	—	(44,743)
Class C	18,115,184	13,950,146
Class I	40,097,219	17,685,892

Net Increase in Net Assets from Capital Share Transactions	274,040,654	143,605,002

Redemption Fees	2,279	9,548

Net Increase in Net Assets	657,671,749	378,899,150

Net Assets:
Beginning of period	1,751,004,370	1,372,105,220

End of period (including undistributed net investment income of $0 and $0, respectively)	$2,408,676,119	$1,751,004,370

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)										Ratios to Average Net Assets/
		from Investment Operations				Distributions						Supplemental Data
				Net
	Net Asset	Net		Realized and	Total	Net			Net Asset		Net Assets	Net
Period	Value,	Investment		Unrealized	from	Realized			Value,		End of	Investment				Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Gain on	Total	Redemption	End of	Total	Period	Income		Operating		Turnover
September 30	of Period	(Loss)(a)(b)		Investments	Operations	Investments	Distributions	Fees(a)(c)	Period	Return†	(in 000’s)	(Loss)(b)		Expenses		Rate††
Class AAA
2011(d)	$29.97	$(0.05)		$6.16	$6.11	—	—	$0.00	$36.08	20.39%	$1,926,626	(0.27	)%(e)	1.40	%(e)(f)	3%
2010	25.81	(0.06)		4.22	4.16	—	—	0.00	29.97	16.12	1,435,780	(0.23)		1.44	(f)	14
2009	28.20	(0.02)		(0.92)	(0.94)	$(1.45)	$(1.45)	0.00	25.81	(1.70)	1,167,114	(0.09)		1.48	(f)	25
2008	34.37	(0.00	)(c)	(4.62)	(4.62)	(1.55)	(1.55)	0.00	28.20	(13.98)	995,613	(0.01)		1.43		26
2007	30.41	(0.01)		6.42	6.41	(2.45)	(2.45)	0.00	34.37	21.95	1,002,577	(0.04)		1.42		15
2006	29.97	(0.03)		2.53	2.50	(2.06)	(2.06)	0.00	30.41	8.88	727,521	(0.09)		1.44		6
Class A
2011(d)	$29.96	$(0.05)		$6.16	$6.11	—	—	$0.00	$36.07	20.39%	$178,435	(0.28	)%(e)	1.40	%(e)(f)	3%
2010	25.81	(0.06)		4.21	4.15	—	—	0.00	29.96	16.08	115,265	(0.22)		1.44	(f)	14
2009	28.18	(0.03)		(0.89)	(0.92)	$(1.45)	$(1.45)	0.00	25.81	(1.63)	62,548	(0.12)		1.48	(f)	25
2008	34.37	(0.01)		(4.63)	(4.64)	(1.55)	(1.55)	0.00	28.18	(14.04)	26,604	(0.02)		1.43		26
2007	30.41	0.06		6.35	6.41	(2.45)	(2.45)	0.00	34.37	21.95	15,485	0.19		1.42		15
2006	29.98	(0.02)		2.51	2.49	(2.06)	(2.06)	0.00	30.41	8.84	2,199	(0.08)		1.44		6
Class B
2011(d)	$28.26	$(0.16)		$5.80	$5.64	—	—	$0.00	$33.90	19.96%	$21	(1.02	)%(e)	2.15	%(e)(f)	3%
2010	24.54	(0.25)		3.97	3.72	—	—	0.00	28.26	15.16	17	(0.99)		2.19	(f)	14
2009	27.10	(0.17)		(0.94)	(1.11)	$(1.45)	$(1.45)	0.00	24.54	(2.43)	56	(0.83)		2.23	(f)	25
2008	33.32	(0.23)		(4.44)	(4.67)	(1.55)	(1.55)	0.00	27.10	(14.60)	61	(0.77)		2.18		26
2007	29.77	(0.26)		6.26	6.00	(2.45)	(2.45)	0.00	33.32	20.99	126	(0.81)		2.17		15
2006	29.58	(0.25)		2.50	2.25	(2.06)	(2.06)	0.00	29.77	8.11	113	(0.85)		2.19		6
Class C
2011(d)	$28.28	$(0.16)		$5.80	$5.64	—	—	$0.00	$33.92	19.94%	$97,109	(1.03	)%(e)	2.15	%(e)(f)	3%
2010	24.54	(0.25)		3.99	3.74	—	—	0.00	28.28	15.24	64,830	(0.98)		2.19	(f)	14
2009	27.09	(0.18)		(0.92)	(1.10)	$(1.45)	$(1.45)	0.00	24.54	(2.40)	42,974	(0.85)		2.23	(f)	25
2008	33.32	(0.22)		(4.46)	(4.68)	(1.55)	(1.55)	0.00	27.09	(14.63)	23,062	(0.75)		2.18		26
2007	29.76	(0.22)		6.23	6.01	(2.45)	(2.45)	0.00	33.32	21.03	9,735	(0.69)		2.17		15
2006	29.58	(0.24)		2.48	2.24	(2.06)	(2.06)	0.00	29.76	8.08	2,650	(0.83)		2.19		6
Class I
2011(d)	$30.18	$(0.00	)(c)	$6.20	$6.20	—	—	$0.00	$36.38	20.54%	$206,485	(0.03	)%(e)	1.15	%(e)(f)	3%
2010	25.93	0.01		4.24	4.25	—	—	0.00	30.18	16.39	135,112	0.02		1.19	(f)	14
2009	28.25	0.02		(0.89)	(0.87)	$(1.45)	$(1.45)	0.00	25.93	(1.43)	99,413	0.11		1.23	(f)	25
2008(g)	30.06	0.05		(1.86)	(1.81)	—	—	0.00	28.25	(6.02)	3,578	0.22	(e)	1.18	(e)	26

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2007 would have been 21%. The portfolio turnover rate for the year ended September 30, 2006 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Due to capital share activity throughout the period, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	Amount represents less than $0.005 per share.

(d)	For the six months ended March 31, 2011, unaudited.

(e)	Annualized.

(f)	The ratios do not include a reduction of advisory fee on unsupervised assets for the years ended September 30, 2010 and 2009. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.42% and 1.47% (Class AAA and Class A), 2.17% and 2.22% (Class B and Class C), and 1.17% and 1.22% (Class I), respectively. For the six months ended March 31, 2011, the effect of such reduction of advisory fee on unsupervised assets was minimal.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Small Cap Growth Fund (the “Fund”) is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund’s Adviser currently characterizes small capitalization companies for the Fund as those with total common stock market values of $2 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$16,811,859	—	$0	$16,811,859
Cable	35,404,051	—	0	35,404,051
Consumer Products	50,031,592	$2,216	—	50,033,808
Entertainment	33,817,019	—	275,466	34,092,485
Real Estate	23,895,244	194,850		24,090,094
Telecommunications	33,423,772	—	53	33,423,825
Other Industries (a)	1,861,177,120	—	—	1,861,177,120

Total Common Stocks	2,054,560,657	197,066	275,519	2,055,033,242

Preferred Stocks (a)	2,008,872	—	—	2,008,872
Warrants:
Broadcasting	—	—	1	1
Other Industries (a)	166,349	—	—	166,349

Total Warrants	166,349	—	1	166,350

Convertible Corporate Bonds	—	571,500	—	571,500
Corporate Bonds	—	—	0	0
U.S. Government Obligations	—	398,809,832	—	398,809,832

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$2,056,735,878	$399,578,398	$275,520	$2,456,589,796

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended March 31, 2011.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued) (Unaudited)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
				Change in			Transfers	Transfers		period on
	Balance	Accrued	Realized	unrealized			into	out of	Balance	Level 3
	as of	discounts/	gain/	appreciation/			Level 3	Level 3	as of	investments
	9/30/10	(premiums)	(loss)	depreciation†	Purchases	Sales	††	††	3/31/11	held at 3/31/11†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$2	$—	$—	$(2)	$—	$—	$—	$—	$0	$(2)
Cable	0	—	—	—	—	—	—	—	0	—
Entertainment	275,466	—	—	—	—	—	—	—	275,466	—
Telecommunications	53	—	—	—	—	—	—	—	53	—

Total Common Stocks	275,521	—	—	(2)	—	—	—	—	275,519	(2)

Preferred Stocks:
Broadcasting	88	—	121	(88)	—	(121)	—	—	—	—

Total Preferred Stocks	88	—	121	(88)	—	(121)	—	—	—	—

Warrants:
Broadcasting	—	—	—	(5)	—	—	6	—	1	(5)

Total Warrants	—	—	—	(5)	—	—	6	—	1	(5)

Corporate Bonds	—	—	—	(1,185)	—	—	1,185	—	0	(1,185)

TOTAL INVESTMENTS IN SECURITIES	$275,609	$—	$121	$(1,280)	$—	$(121)	$1,191	$—	$275,520	$(1,192)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfer out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the six months ended March 31, 2011, the Fund held no investments in equity contract for difference swap agreements.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued) (Unaudited)
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2011, the Fund held no investments in repurchase agreements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of March 31, 2011, refer to the Schedule of Investments.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued) (Unaudited)
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
No distributions were made during the year ended September 30, 2010.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At September 30, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $13,676,652, which are available to reduce future required distributions of net capital gains to shareholders. $1,435,829 of the loss carryforward is available through 2017; $12,240,823 is available through 2018.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2010, the Fund deferred currency losses of $25,535.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued) (Unaudited)
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2011:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,661,794,531	$865,970,688	$(71,175,423)	$794,795,265
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2011, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $39,479.
The Corporation pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued) (Unaudited)
5. Portfolio Securities. Purchases and sales of securities for the six months ended March 31, 2011, other than short-term securities and U.S. Government obligations, aggregated $237,575,321 and $115,337,849, respectively.
6. Transactions with Affiliates. During the six months ended March 31, 2011, the Fund paid brokerage commissions on security trades of $225,841 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $81,057 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2011, there were no borrowings under the line of credit.
8. Capital Stock. The Fund offers five classes of shares—Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2011 and September 30, 2010 amounted to $2,279 and $9,548, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2011		Year Ended
	(Unaudited)		September 30, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	10,688,974	$353,980,097	13,235,071	$362,667,581
Shares issued upon reinvestment of distributions	3	108	—	—
Shares redeemed	(5,196,295)	(175,341,251)	(10,544,607)	(289,349,644)

Net increase	5,492,682	$178,638,954	2,690,464	$73,317,937

Class A
Shares sold	1,520,566	$51,321,667	2,230,301	$60,847,542
Shares redeemed	(420,771)	(14,132,370)	(806,720)	(22,151,772)

Net increase	1,099,795	$37,189,297	1,423,581	$38,695,770

Class B
Shares redeemed	—	—	(1,691)	$(44,743)

Net decrease	—	—	(1,691)	$(44,743)

Class C
Shares sold	796,204	$25,244,980	902,333	$23,349,977
Shares redeemed	(225,598)	(7,129,796)	(361,272)	(9,399,831)

Net increase	570,606	$18,115,184	541,061	$13,950,146

Class I
Shares sold	1,587,788	$53,330,858	1,654,093	$45,615,294
Shares redeemed	(388,432)	(13,233,639)	(1,011,555)	(27,929,402)

Net increase	1,199,356	$40,097,219	642,538	$17,685,892

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2011 is set forth below:

						Net Change			Percent
						in Unrealized		Value at	Owned
	Beginning	Shares	Shares	Ending		Appreciation/	Realized	March 31,	of Shares
	Shares	Purchased	Sold	Shares	Dividends	(Depreciation)	Loss	2011	Outstanding
Bel Fuse Inc., Cl. A	214,400	7,000	—	221,400	$26,100	$(661,011)	—	$5,311,386	10.18%
Katy Industries Inc.	417,000	—	—	417,000	—	95,910	—	237,690	5.24%
Strattec Security Corp.	185,000	13,000	—	198,000	222,000	(1,598,565)	—	6,634,980	6.03%
Tech/Ops Sevcon Inc.	240,000	2,000	—	242,000	—	(140,440)	—	1,366,090	7.20%
Trans-Lux Corp.	163,000	—	(10,000)	153,000	—	(34,163)	$(87,206)	22,950	6.29%

Total					$248,100	$(2,338,269)	$(87,206)	$13,573,096

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued) (Unaudited)
11. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which allowed the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Small Cap Growth Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)
During the six months ended March 31, 2011, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of small cap core and small cap value funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year and in the second quartile for the three and five year periods.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap value and small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at and the Fund’s size was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees with the fees for other types of accounts managed by affiliates of the Adviser.

The Gabelli Small Cap Growth Fund
Board Consideration and Re-Approval of Advisory Agreement (Continued) (Unaudited)
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.
Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

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Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Team Managed
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara G. Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark R. Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara G. Marcin, CFA
SPECIALTY EQUITY
GAMCO Vertumnus Fund (formerly GAMCO Global Convertible Securities Fund)
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12—18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Managers: Charles L. Minter
Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark R. Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.
Distributed by Gabelli & Company, Inc., One Corporate Center, Rye, NY 10580.

Gabelli Equity Series Funds, Inc.
The Gabelli Small Cap Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.
Kuni Nakamura
Anthony J. Colavita	President
President	Advanced Polymer, Inc.
Anthony J. Colavita, P.C.
Anthony R. Pustorino
Vincent D. Enright	Certified Public Accountant,
Former Senior Vice President	Professor Emeritus
and Chief Financial Officer	Pace University
KeySpan Corp.
Anthonie C. van Ekris
John D. Gabelli	Chairman
Senior Vice President	BALMAC International, Inc.
Gabelli & Company, Inc.
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers
Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB443Q111SR
The Gabelli Small Cap Growth Fund
Morningstar® rated The Gabelli Small Cap Growth
Fund Class AAA Shares 5 stars overall and
5 stars for the five and ten year periods and
4 stars for the three year period ended
March 31, 2011 among 577, 487, 285, and 577
Small Blend funds, respectively.
SEMI ANNUAL REPORT
MARCH 31, 2011

The Gabelli Equity Income Fund
Semi-Annual Report — March 31, 2011
Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended
March 31, 2011 among 1,120, 945, 522, and 1,120 Large Value funds, respectively.

Mario J. Gabelli, CFA

To Our Shareholders,
     For the six months ended March 31, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund (the “Fund”) rose 16.7% versus the Standard & Poor’s (“S&P”) 500 Index of 17.3%, and the Lipper Equity Income Fund Average of 16.0%.
Comparative Results
Average Annual Returns through March 31, 2011 (a)(b) (Unaudited)

							Since
		Six					Inception
	Quarter	Months	1 Year	3 Year	5 Year	10 Year	(1/2/92)
Gabelli Equity Income Fund Class AAA	5.92%	16.74%	17.29%	4.27%	5.06%	6.91%	10.31%
S&P 500 Index	5.92	17.31	15.65	2.35	2.62	3.29	8.33	(f)
NASDAQ Composite Index	5.05	18.02	17.19	7.92	4.44	4.96	8.14
Lipper Equity Income Fund Average	5.85	16.04	14.93	1.84	2.34	4.10	7.84
Class A	5.94	16.73	17.28	4.28	5.08	6.91	10.31
With sales charge (c)	(0.15)	10.02	10.54	2.24	3.84	6.27	9.97
Class B	5.76	16.33	16.38	3.47	4.28	6.33	10.00
With contingent deferred sales charge (d)	0.76	11.33	11.38	2.53	3.94	6.33	10.00
Class C	5.76	16.32	16.38	3.49	4.28	6.34	10.01
With contingent deferred sales charge (e)	4.76	15.32	15.38	3.49	4.28	6.34	10.01
Class I	5.97	16.87	17.55	4.55	5.25	7.01	10.36
In the current prospectus dated January 28, 2011, the expense ratios for Class AAA, A, B, C, and I Shares are 1.44%, 1.44%, 2.19%, 2.19%, and 1.19%, respectively. Class AAA and Class I Shares do not have a sales charge. See page 13 for the expense ratios for the six months ended March 31, 2011. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing.

The Class AAA NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class A Shares, Class B Shares, and Class C Shares would have been lower and Class I Shares would have been higher due to differences in expenses associated with these classes of shares. The S&P 500 and NASDAQ Composite Index are unmanaged indicators of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds tracked by Lipper, Inc. Dividends are considered reinvested except for the NASDAQ Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(e)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(f)	S&P 500 Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2010 through March 31, 2011	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/10	03/31/11	Ratio	Period*

The Gabelli Equity Income Fund

Actual Fund Return
Class AAA	$1,000.00	$1,167.40	1.40%	$7.57
Class A	$1,000.00	$1,167.30	1.40%	$7.56
Class B	$1,000.00	$1,163.30	2.15%	$11.60
Class C	$1,000.00	$1,163.20	2.15%	$11.60
Class I	$1,000.00	$1,168.70	1.15%	$6.22

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.40%	$7.04
Class A	$1,000.00	$1,017.95	1.40%	$7.04
Class B	$1,000.00	$1,014.21	2.15%	$10.80
Class C	$1,000.00	$1,014.21	2.15%	$10.80
Class I	$1,000.00	$1,019.20	1.15%	$5.79

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of March 31, 2011:

The Gabelli Equity Income Fund
Health Care	12.0%
Financial Services	11.4%
Food and Beverage	11.1%
Consumer Products	6.3%
Retail	5.9%
Energy and Utilities: Oil	5.6%
Diversified Industrial	4.1%
Telecommunications	4.1%
Aerospace	3.8%
Energy and Utilities: Integrated	3.7%
Specialty Chemicals	2.9%
Machinery	2.6%
U.S. Government Obligations	2.4%
Energy and Utilities: Services	2.2%
Metals and Mining	2.2%
Automotive: Parts and Accessories	1.8%
Computer Hardware	1.7%
Energy and Utilities: Natural Gas	1.7%
Entertainment	1.6%
Electronics	1.6%
Hotels and Gaming	1.4%
Automotive	1.4%
Computer Software and Services	1.1%
Equipment and Supplies	1.1%
Communications Equipment	0.8%
Wireless Communications	0.8%
Agriculture	0.8%
Energy and Utilities: Electric	0.8%
Cable and Satellite	0.7%
Business Services	0.6%
Paper and Forest Products	0.5%
Broadcasting	0.4%
Transportation	0.3%
Environmental Services	0.3%
Aviation: Parts and Services	0.3%
Consumer Services	0.1%
Publishing	0.1%
Energy and Utilities: Water	0.0%
Real Estate Investment Trusts	0.0%
Real Estate	0.0%
Other Assets and Liabilities (Net)	(0.2)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

3

The Gabelli Equity Income Fund
Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 97.1%
	Aerospace — 3.8%
2,000	Lockheed Martin Corp.	$47,350	$160,800
10,000	Raytheon Co.	279,200	508,700
337,000	Rockwell Automation Inc.	16,077,118	31,897,050
2,000	Rockwell Collins Inc.	15,844	129,660
1,400,000	Rolls-Royce Group plc†	9,952,358	13,902,075
370,000	The Boeing Co.	22,895,642	27,354,100

		49,267,512	73,952,385

	Agriculture — 0.8%
99,000	Archer-Daniels-Midland Co.	2,838,337	3,564,990
150,000	Monsanto Co.	2,423,783	10,839,000
12,000	The Mosaic Co.	186,246	945,000

		5,448,366	15,348,990

	Automotive — 1.4%
1,075,000	Ford Motor Co.†	14,853,503	16,028,250
129,000	Navistar International Corp.†	4,588,321	8,943,570
20,000	PACCAR Inc.	959,800	1,047,000

		20,401,624	26,018,820

	Automotive: Parts and Accessories — 1.8%
415,000	Genuine Parts Co.	17,076,729	22,260,600
6,000	Johnson Controls Inc.	50,425	249,420
52,000	Modine Manufacturing Co.†	522,033	839,280
140,000	O’Reilly Automotive Inc.†	4,059,601	8,044,400
55,100	Tenneco Inc.†	840,371	2,338,995
140,000	The Pep Boys — Manny, Moe & Jack	1,583,944	1,779,400

		24,133,103	35,512,095

	Aviation: Parts and Services — 0.3%
65,000	Curtiss-Wright Corp.	944,125	2,284,100
76,700	GenCorp Inc.†	497,445	458,666
4,500	Precision Castparts Corp.	421,715	662,310
21,000	United Technologies Corp.	609,942	1,777,650

		2,473,227	5,182,726

	Broadcasting — 0.4%
290,000	CBS Corp., Cl. A, Voting	5,448,229	7,284,800
132	Granite Broadcasting Corp.† (a)	10,795	0

		5,459,024	7,284,800

	Business Services — 0.6%
30,000	Automatic Data Processing Inc.	1,174,016	1,539,300
185,000	Diebold Inc.	6,514,528	6,560,100
4,000	Landauer Inc.	134,546	246,080
10,000	MasterCard Inc., Cl. A	743,059	2,517,200

		8,566,149	10,862,680

	Cable and Satellite — 0.7%
135,000	Cablevision Systems Corp., Cl. A	1,864,112	4,672,350
10,000	DIRECTV, Cl. A†	331,857	468,000
190,000	DISH Network Corp., Cl. A†	3,832,521	4,628,400
16,000	EchoStar Corp., Cl. A†	478,839	605,600
500	Jupiter Telecommunications Co. Ltd.	492,514	491,104
55,000	Scripps Networks Interactive Inc., Cl. A	2,303,601	2,754,950

		9,303,444	13,620,404

	Communications Equipment — 0.8%
250,000	Corning Inc.	3,735,647	5,157,500
182,000	Thomas & Betts Corp.†	6,559,883	10,823,540

		10,295,530	15,981,040

	Computer Hardware — 1.6%
192,000	International Business Machines Corp.	16,476,397	31,309,440

	Computer Software and Services — 1.1%
6,000	eBay Inc.†	200,290	186,240
135,000	Fidelity National Information Services Inc.	2,392,326	4,413,150
450,000	Microsoft Corp.	12,688,431	11,412,000
365,000	Yahoo! Inc.†	7,575,342	6,077,250

		22,856,389	22,088,640

	Consumer Products — 6.3%
45,000	Altria Group Inc.	538,092	1,171,350
185,000	Avon Products Inc.	5,394,525	5,002,400
15,000	Clorox Co.	823,581	1,051,050
15,000	Compagnie Financiere Richemont SA, Cl. A	478,768	866,358
880,000	Eastman Kodak Co.†	6,800,851	2,842,400
86,000	Energizer Holdings Inc.†	4,415,164	6,119,760
200,000	Fortune Brands Inc.	9,508,607	12,378,000
5,000	Hanesbrands Inc.†	108,950	135,200
173,000	Harman International Industries Inc.	6,738,252	8,099,860
250,000	Kimberly-Clark Corp.	15,970,978	16,317,500
5,000	National Presto Industries Inc.	146,756	563,400
50,000	Philip Morris International Inc.	1,501,172	3,281,500
100,000	Reckitt Benckiser Group plc	3,154,703	5,136,677
1,250,000	Swedish Match AB	16,783,406	41,568,307
225,000	The Procter & Gamble Co.	13,187,964	13,860,000
See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
78,000	Unilever NV — NY Shares, ADR	$1,542,066	$2,446,080

		87,093,835	120,839,842

	Consumer Services — 0.1%
100,000	Rollins Inc.	381,843	2,030,000

	Diversified Industrial — 3.7%
5,000	3M Co.	213,645	467,500
4,000	Acuity Brands Inc.	42,447	233,960
6,000	Alstom SA	432,684	354,794
100,000	Cooper Industries plc	2,757,977	6,490,000
96,000	Crane Co.	3,275,285	4,649,280
1,250,000	General Electric Co.	25,812,643	25,062,500
215,000	Honeywell International Inc.	6,599,180	12,837,650
55,000	ITT Corp.	2,944,520	3,302,750
12,000	Jardine Matheson Holdings Ltd.	427,596	534,480
155,000	Jardine Strategic Holdings Ltd.	3,478,961	4,138,500
413,003	National Patent Development Corp.†	1,017,559	627,765
120,000	Textron Inc.	763,372	3,286,800
12,000	Trinity Industries Inc.	214,160	440,040
210,000	Tyco International Ltd.	8,305,569	9,401,700

		56,285,598	71,827,719

	Electronics — 1.6%
500,000	Intel Corp.	9,940,781	10,085,000
100,000	L-1 Identity Solutions Inc.†	1,169,000	1,178,000
310,000	LSI Corp.†	2,828,090	2,108,000
130,000	TE Connectivity Ltd.	4,330,657	4,526,600
315,000	Texas Instruments Inc.	7,598,308	10,886,400
30,000	Thermo Fisher Scientific Inc.†	1,407,828	1,666,500

		27,274,664	30,450,500

	Energy and Utilities: Electric — 0.8%
33,000	American Electric Power Co. Inc.	1,042,775	1,159,620
12,000	DTE Energy Co.	517,320	587,520
85,000	El Paso Electric Co.†	670,852	2,584,000
159,006	GenOn Energy Inc.†	936,815	605,813
1,200,000	GenOn Energy Inc., Escrow† (a)	0	0
110,000	Great Plains Energy Inc.	2,663,694	2,202,200
75,000	Korea Electric Power Corp., ADR†	1,177,587	918,000
150,000	Northeast Utilities	3,148,300	5,190,000
80,000	The AES Corp.†	268,400	1,040,000
13,333	UIL Holdings Corp.	293,785	406,923

		10,719,528	14,694,076

	Energy and Utilities: Integrated — 3.7%
170,000	BP plc, ADR	6,645,840	7,503,800
50,100	CH Energy Group Inc.	2,054,118	2,532,054
118,000	CONSOL Energy Inc.	4,790,336	6,328,340
90,000	Constellation Energy Group Inc.	2,772,144	2,801,700
110,000	Dominion Resources Inc.	4,509,912	4,917,000
100,000	DPL Inc.	2,637,051	2,741,000
195,000	Duke Energy Corp.	2,406,814	3,539,250
463,168	El Paso Corp.	5,303,214	8,337,024
29,000	ENI SpA	304,221	712,239
50,350	FirstEnergy Corp.	1,229,350	1,867,482
30,000	Hess Corp.	2,213,981	2,556,300
12,269	Iberdrola SA, ADR	510,847	425,489
25,000	Integrys Energy Group Inc.	1,192,522	1,262,750
100,000	NextEra Energy Inc.	4,697,195	5,512,000
80,000	NSTAR	1,282,183	3,701,600
72,000	OGE Energy Corp.	1,955,611	3,640,320
100,000	PNM Resources Inc.	1,042,460	1,492,000
90,000	Progress Energy Inc.	3,857,884	4,152,600
15,000	Progress Energy Inc., CVO†	7,800	2,175
7,200	Public Service Enterprise Group Inc.	156,820	226,872
30,000	Suncor Energy Inc., New York	785,965	1,345,200
21,000	Suncor Energy Inc., Toronto	908,497	941,805
50,000	TECO Energy Inc.	652,639	938,000
140,000	Westar Energy Inc.	2,333,669	3,698,800

		54,251,073	71,175,800

	Energy and Utilities: Natural Gas — 1.7%
13,000	AGL Resources Inc.	242,114	517,920
16,000	Atmos Energy Corp.	420,845	545,600
195,000	National Fuel Gas Co.	8,712,021	14,430,000
73,000	ONEOK Inc.	1,642,426	4,882,240
24,000	Piedmont Natural Gas Co. Inc.	394,017	728,400
110,000	Southern Union Co.	2,047,400	3,148,200
65,000	Southwest Gas Corp.	1,365,198	2,533,050
200,000	Spectra Energy Corp.	4,249,072	5,436,000

		19,073,093	32,221,410

	Energy and Utilities: Oil — 5.6%
185,000	Anadarko Petroleum Corp.	9,335,801	15,155,200
45,000	Canadian Oil Sands Ltd.	1,290,650	1,516,400
190,000	Chevron Corp.	8,702,369	20,411,700
185,000	ConocoPhillips	5,343,273	14,774,100
See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
22,000	Denbury Resources Inc.†	$369,472	$536,800
49,000	Devon Energy Corp.	2,021,181	4,496,730
149,000	Exxon Mobil Corp.	4,735,083	12,535,370
40,000	Marathon Oil Corp.	1,639,448	2,132,400
24,000	Nexen Inc.	739,574	598,329
2,000	Niko Resources Ltd.	114,911	191,851
100,000	Occidental Petroleum Corp.	4,145,051	10,449,000
7,500	PetroChina Co. Ltd., ADR	544,578	1,141,875
110,000	Petroleo Brasileiro SA, ADR	4,218,356	4,447,300
33,000	Repsol YPF SA, ADR	689,095	1,136,850
120,000	Royal Dutch Shell plc, Cl. A, ADR	5,525,081	8,743,200
16,000	SilverBirch Energy Corp.†	93,825	147,705
25,000	Statoil ASA, ADR	327,939	691,000
200,000	Talisman Energy Inc.	4,444,646	4,940,000
17,518	Total SA, ADR	290,564	1,068,072
44,000	Transocean Ltd.†	3,256,838	3,429,800
40,000	WesternZagros Resources Ltd.†	147,109	22,692

		57,974,844	108,566,374

	Energy and Utilities: Services — 2.2%
30,000	ABB Ltd., ADR†	351,824	725,700
52,000	Cameron International Corp.†	746,014	2,969,200
38,178	GDF Suez, Strips	0	54
350,000	Halliburton Co.	10,342,941	17,444,000
47,000	Oceaneering International Inc.†	2,032,090	4,204,150
40,000	Schlumberger Ltd.	1,275,020	3,730,400
620,000	Weatherford International Ltd.†	11,423,429	14,012,000

		26,171,318	43,085,504

	Energy and Utilities: Water — 0.0%
30,000	Aqua America Inc.	329,549	686,700

	Entertainment — 1.6%
120,000	Grupo Televisa SA, ADR†	2,737,649	2,943,600
38,750	Madison Square Garden Inc., Cl. A†	480,606	1,045,863
120,000	Time Warner Inc.	3,494,326	4,284,000
305,300	Viacom Inc., Cl. A	12,029,180	16,269,437
225,000	Vivendi	7,625,595	6,425,201

		26,367,356	30,968,101

	Environmental Services — 0.3%
145,000	Waste Management Inc.	4,749,875	5,414,300

	Equipment and Supplies — 1.1%
18,000	A.O. Smith Corp.	253,184	798,120
24,000	Danaher Corp.	876,851	1,245,600
88,000	Flowserve Corp.	3,345,009	11,334,400
6,000	Ingersoll-Rand plc	116,173	289,860
1,500	Minerals Technologies Inc.	37,938	102,780
66,000	Mueller Industries Inc.	2,509,510	2,416,920
12,000	Parker Hannifin Corp.	459,607	1,136,160
90,000	Tenaris SA, ADR	3,561,978	4,451,400

		11,160,250	21,775,240

	Financial Services — 11.4%
6,579	Alleghany Corp.†	1,015,113	2,177,518
245,000	AllianceBernstein Holding LP	6,477,777	5,341,000
360,000	American Express Co.	14,688,640	16,272,000
23,990	Argo Group International Holdings Ltd.	741,793	792,630
25,864	Banco Popular Espanol SA	185,938	152,042
2,000	Banco Santander Chile, ADR	29,250	173,500
160,000	Banco Santander SA, ADR	1,233,058	1,875,200
390,000	Bank of America Corp.	4,518,427	5,198,700
12,156	BNP Paribas	506,339	889,106
1,300,000	Citigroup Inc.†	5,913,260	5,746,000
36,000	Commerzbank AG, ADR†	531,523	281,520
117,000	Deutsche Bank AG	6,291,728	6,911,190
105,000	Discover Financial Services	1,820,893	2,532,600
90,000	Federal National Mortgage Association†	64,427	35,460
102,147	Federated Investors Inc., Cl. B	2,573,445	2,732,433
27,680	Fidelity Southern Corp.†	257,631	221,440
270,000	H&R Block Inc.	5,330,519	4,519,800
10,000	Interactive Brokers Group Inc., Cl. A	169,390	158,900
160,000	Janus Capital Group Inc.	2,244,555	1,995,200
280,199	JPMorgan Chase & Co.	10,031,500	12,917,174
75,000	Julius Baer Group Ltd.	2,537,524	3,254,763
61,100	Kinnevik Investment AB, Cl. A	977,600	1,422,979
18,000	Kinnevik Investment AB, Cl. B	252,511	419,493
315,000	Legg Mason Inc.	6,129,360	11,368,350
35,000	Leucadia National Corp.	467,433	1,313,900
140,000	Loews Corp.	6,155,434	6,032,600
125,000	M&T Bank Corp.	8,810,945	11,058,750
See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS(Continued)
	Financial Services (Continued)
365,000	Marsh & McLennan Companies Inc.	$11,002,192	$10,880,650
300,000	Morgan Stanley	8,946,766	8,196,000
156,000	Northern Trust Corp.	8,015,233	7,917,000
80,000	NYSE Euronext	1,891,784	2,813,600
21,000	Och-Ziff Capital Management Group LLC, Cl. A	205,343	342,720
40,000	Oritani Financial Corp.	400,000	507,200
85,000	PNC Financial Services Group Inc.	4,220,150	5,354,150
900,000	Popular Inc.†	2,650,073	2,619,000
500	Raiffeisen International Bank Holding AG	28,874	27,749
958	Reinet Investments SCA†	188,972	16,910
40,000	Royal Bank of Canada	2,105,956	2,478,800
195,000	SLM Corp.†	3,451,586	2,983,500
160,000	State Street Corp.	7,324,890	7,190,400
180,000	Sterling Bancorp	2,861,683	1,801,800
12,000	SunTrust Banks Inc.	251,737	346,080
50,000	T. Rowe Price Group Inc.	1,388,039	3,321,000
190,000	TD Ameritrade Holding Corp.	3,311,518	3,965,300
2,000	The Allstate Corp.	61,340	63,560
780,000	The Bank of New York Mellon Corp.	23,243,035	23,298,600
15,000	The Charles Schwab Corp.	262,820	270,450
2,000	The Dun & Bradstreet Corp.	20,476	160,480
11,000	The Goldman Sachs Group Inc.	1,476,161	1,743,170
38,000	The Student Loan Corp., Escrow (a)	0	95,000
35,000	The Travelers Companies Inc.	1,385,281	2,081,800
40,000	Unitrin Inc.	1,156,156	1,235,200
155,000	Waddell & Reed Financial Inc., Cl. A	3,408,831	6,294,550
480,000	Wells Fargo & Co.	14,589,727	15,216,000
700,000	Wilmington Trust Corp.	5,648,392	3,164,000

		199,453,028	220,178,917

	Food and Beverage — 11.1%
30,000	Anheuser-Busch InBev NV	496,266	1,708,923
64,500	Brown-Forman Corp., Cl. A	2,934,638	4,376,970
13,500	Brown-Forman Corp., Cl. B	825,918	922,050
145,000	Campbell Soup Co.	4,305,546	4,800,950
40,000	Coca-Cola Amatil Ltd., ADR	246,845	964,800
20,000	Coca-Cola Enterprises Inc.	450,000	546,000
15,000	Coca-Cola Femsa SAB de CV, ADR	539,060	1,154,850
200,000	Constellation Brands Inc., Cl. A†	2,611,207	4,056,000
136,389	Danone	6,897,164	8,909,684
10,000	Davide Campari — Milano SpA	65,299	67,657
345,102	Dean Foods Co.†	6,115,845	3,451,020
80,000	Diageo plc, ADR	4,048,834	6,097,600
100,000	Dr Pepper Snapple Group Inc.	2,159,483	3,716,000
50,000	Feihe International Inc.†	891,758	430,500
140,000	Fomento Economico Mexicano SAB de CV, ADR	3,316,409	8,218,000
220,000	General Mills Inc.	5,457,146	8,041,000
800,000	Grupo Bimbo SAB de CV, Cl. A	2,557,333	6,782,995
118,000	H.J. Heinz Co.	4,171,689	5,760,760
125,000	Heineken NV	5,566,367	6,829,986
230,000	ITO EN Ltd.	4,833,964	4,006,612
3,000	Kellogg Co.	92,580	161,940
1,025,000	Kraft Foods Inc., Cl. A	30,269,487	32,144,000
18,000	McCormick & Co. Inc., Non-Voting	711,698	860,940
102,000	Nestlé SA	2,185,232	5,846,815
44,000	Nestlé SA, ADR	2,403,932	2,529,120
105,000	NISSIN FOODS HOLDINGS CO. LTD.	3,438,629	3,701,130
4,000,000	Parmalat SpA	11,113,923	13,400,981
38,053	PepsiCo Inc.	2,412,127	2,450,994
40,507	Pernod-Ricard SA	3,199,895	3,783,072
50,841	Remy Cointreau SA	2,897,375	3,828,818
150,000	Sapporo Holdings Ltd.	1,005,195	559,029
1,050,021	Sara Lee Corp.	16,694,595	18,553,872
523,000	The Coca-Cola Co.	25,482,714	34,701,050
55,000	The Hershey Co.	2,163,089	2,989,250
72,178	Tootsie Roll Industries Inc.	1,672,255	2,046,976
110,000	Tyson Foods Inc., Cl. A	1,278,200	2,110,900
32,000	Wimm-Bill-Dann Foods OJSC, ADR†	379,105	1,071,040
135,000	YAKULT HONSHA Co. Ltd.	3,659,573	3,450,469

		169,550,375	215,032,753

	Health Care — 12.0%
110,000	Abbott Laboratories	5,104,557	5,395,500
See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS(Continued)
	Health Care (Continued)
25,000	Aetna Inc.	$817,636	$935,750
43,000	Alcon Inc.	6,684,703	7,116,930
155,000	Baxter International Inc.	6,195,428	8,334,350
85,000	Beckman Coulter Inc.	6,482,290	7,060,950
150,000	Becton, Dickinson and Co.	10,659,079	11,943,000
300	Bio-Rad Laboratories Inc., Cl. A†	33,951	36,042
600,000	Boston Scientific Corp.†	5,655,585	4,314,000
530,000	Bristol-Myers Squibb Co.	13,254,291	14,007,900
15,000	Cephalon Inc.†	1,131,210	1,136,700
325,000	Covidien plc	12,213,108	16,880,500
438,000	Eli Lilly & Co.	17,944,527	15,404,460
300,000	Genzyme Corp.†	22,710,660	22,845,000
11,276	GlaxoSmithKline plc, ADR	515,984	433,111
22,000	Henry Schein Inc.†	566,365	1,543,740
100,000	Hospira Inc.†	3,605,739	5,520,000
325,000	Johnson & Johnson	20,546,408	19,256,250
17,000	Laboratory Corp. of America Holdings†	1,207,808	1,566,210
122,152	Mead Johnson Nutrition Co.	5,600,591	7,076,265
24,000	Medco Health Solutions Inc.†	613,992	1,347,840
18,000	Medtronic Inc.	587,868	708,300
450,000	Merck & Co. Inc.	13,633,210	14,854,500
5,000	Nobel Biocare Holding AG†	139,480	103,647
163,000	Novartis AG, ADR	8,889,047	8,859,050
41,000	Patterson Companies Inc.	1,392,875	1,319,790
1,245,000	Pfizer Inc.	25,158,688	25,285,950
15,000	Roche Holding AG, ADR	540,149	539,250
13,000	Roche Holding AG, Genusschein	1,873,357	1,856,941
70,000	St. Jude Medical Inc.	2,868,961	3,588,200
913,400	Tenet Healthcare Corp.†	6,290,081	6,804,830
230,000	UnitedHealth Group Inc.	9,173,997	10,396,000
5,000	Watson Pharmaceuticals Inc.†	258,718	280,050
18,000	William Demant Holding A/S†	880,509	1,558,732
56,000	Zimmer Holdings Inc.†	3,315,672	3,389,680

		216,546,524	231,699,418

	Hotels and Gaming — 1.4%
125,000	International Game Technology	2,451,771	2,028,750
2,004,352	Ladbrokes plc	10,531,607	4,260,404
285,000	Las Vegas Sands Corp.†	3,382,570	12,032,700
90,000	MGM Resorts International†	630,000	1,183,500
80,000	Starwood Hotels & Resorts Worldwide Inc.	1,673,543	4,649,600
15,000	Wynn Resorts Ltd.	579,316	1,908,750

		19,248,807	26,063,704

	Machinery — 2.6%
200,000	Bucyrus International Inc.	18,094,964	18,290,000
6,000	Caterpillar Inc.	35,181	668,100
319,000	Deere & Co.	15,880,141	30,907,910
20,009	Mueller Water Products Inc., Cl. A	160,285	89,641

		34,170,571	49,955,651

	Metals and Mining — 2.2%
570,000	Alcoa Inc.	10,194,351	10,060,500
10,000	Carpenter Technology Corp.	327,255	427,100
248,000	Freeport-McMoRan Copper & Gold Inc.	3,061,631	13,776,400
255,000	Newmont Mining Corp.	11,333,530	13,917,900
45,000	Peabody Energy Corp.	1,713,246	3,238,200
2,000	Royal Gold Inc.	88,166	104,800
6,615	Teck Resources Ltd., Cl. B	533,053	350,639

		27,251,232	41,875,539

	Paper and Forest Products — 0.5%
395,000	Weyerhaeuser Co.	9,865,519	9,717,000

	Publishing — 0.1%
6,016	News Corp., Cl. B	70,881	112,018
30,000	The McGraw-Hill Companies Inc.	1,225,693	1,182,000
800	The Washington Post Co., Cl. B	465,710	350,048
3,000	Value Line Inc.	42,802	44,400

		1,805,086	1,688,466

	Real Estate — 0.0%
10,000	Griffin Land & Nurseries Inc.	224,290	321,800

	Real Estate Investment Trusts — 0.0%
6,000	Rayonier Inc.	264,580	373,860

	Retail — 5.8%
7,500	AutoZone Inc.†	1,120,476	2,051,700
20,133	Copart Inc.†	696,640	872,363
225,000	Costco Wholesale Corp.	11,676,234	16,497,000
530,059	CVS Caremark Corp.	18,822,655	18,191,625
80,000	Ingles Markets Inc., Cl. A	1,547,485	1,584,800
510,000	Macy’s Inc.	8,225,055	12,372,600
200,000	Safeway Inc.	4,259,793	4,708,000
500	Sears Holdings Corp.†	40,733	41,325
205,000	SUPERVALU Inc.	2,782,840	1,830,650
See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

				Market
Shares			Cost	Value
		COMMON STOCKS (Continued)
		Retail (Continued)
570,000		The Home Depot Inc.	$16,258,364	$21,124,200
110,000		Tractor Supply Co.	1,936,339	6,584,600
234,000		Wal-Mart Stores Inc.	11,089,210	12,179,700
145,000		Walgreen Co.	4,799,942	5,820,300
10,000		Weis Markets Inc.	300,480	404,600
100,000		Whole Foods Market Inc.	3,392,986	6,590,000

			86,949,232	110,853,463

		Specialty Chemicals — 2.9%
18,000		Airgas Inc.	1,132,691	1,195,560
44,000		Albemarle Corp.	576,219	2,629,880
50,000		Ashland Inc.	1,969,030	2,888,000
90,000		Dionex Corp.†	10,622,250	10,624,500
90,000		E. I. du Pont de Nemours and Co.	3,883,609	4,947,300
260,000		Ferro Corp.†	2,722,418	4,313,400
4,000		FMC Corp.	186,076	339,720
52,500		H.B. Fuller Co.	1,084,497	1,127,700
230,000		International Flavors & Fragrances Inc.	10,761,205	14,329,000
3,500		NewMarket Corp.	13,508	553,770
75,000		Omnova Solutions Inc.†	485,875	590,250
5,000		Quaker Chemical Corp.	90,412	200,850
40,000		Sensient Technologies Corp.	822,757	1,433,600
120,000		The Dow Chemical Co.	4,456,634	4,530,000
50,000		The Lubrizol Corp.	6,687,500	6,698,000
4,000		Zep Inc.	17,026	69,640

			45,511,707	56,471,170

		Telecommunications — 4.0%
380,000		AT&T Inc.	10,147,034	11,628,000
525,000		BCE Inc.	12,011,920	19,078,500
46,000		Belgacom SA	1,592,123	1,781,993
4,495	(b)	Bell Aliant Inc. (c)	117,429	124,441
50,000		BT Group plc	204,914	148,871
16,000		BT Group plc, ADR	469,025	481,280
9,000		CenturyLink Inc.	325,449	373,950
500,000		Cincinnati Bell Inc.†	1,922,791	1,340,000
460,000		Deutsche Telekom AG, ADR	7,455,388	7,093,200
20,000		France Telecom SA, ADR	546,384	450,200
20,000		Loral Space & Communications Inc.†	1,488,159	1,551,000
2,000,000		Sprint Nextel Corp.†	9,611,438	9,280,000
27,585		Telefonica SA, ADR	161,475	695,694
350,000		Telekom Austria AG	5,307,460	5,118,903
144,500		Telephone & Data Systems Inc.	5,307,372	4,869,650
12,000		TELUS Corp.	185,454	613,553
20,000		TELUS Corp., Non-Voting	937,513	969,800
285,000		Verizon Communications Inc.	9,518,189	10,983,900

			67,309,517	76,582,935

		Transportation — 0.3%
165,000		GATX Corp.	5,878,986	6,378,900

		Wireless Communications — 0.8%
140,000		Cable & Wireless Communications plc	106,768	102,323
140,000		Cable & Wireless Worldwide plc	166,997	117,797
36,000		Millicom International Cellular SA	2,802,201	3,462,120
2,400		NTT DoCoMo Inc.	3,485,733	4,218,322
70,000		Turkcell Iletisim Hizmetleri A/S, ADR	1,147,786	1,052,100
225,000		Vodafone Group plc, ADR	5,770,688	6,468,750

			13,480,173	15,421,412

		TOTAL COMMON STOCKS	1,454,023,218	1,873,512,574

		PREFERRED STOCKS — 0.1%
		Communications Equipment — 0.0%
1,100		Lucent Technologies Capital Trust I, 7.750% Cv. Pfd.	759,000	1,078,000

		Entertainment — 0.0%
3,000		Metromedia International Group Inc., 7.250% Pfd.† (a)	5,310	7,650

		Telecommunications — 0.1%
33,000		Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	807,519	1,300,200

		TOTAL PREFERRED STOCKS	1,571,829	2,385,850

		WARRANTS — 0.0%
		Broadcasting — 0.0%
330		Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0	0
330		Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0	0

		TOTAL WARRANTS	0	0

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS — 0.6%
	Automotive: Parts and Accessories — 0.0%
$800,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11 (a)	$799,157	$817,200

	Broadcasting — 0.0%
200,000	Young Broadcasting Inc., Sub. Deb., 10.000%, 03/01/12† (a)	154,752	0

	Computer Hardware — 0.1%
2,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	1,663,830	1,972,500

	Diversified Industrial — 0.4%
6,000,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (c)	6,000,000	6,757,500

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	69,558	58,750

	Retail — 0.1%
4,400,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11†	4,363,148	1,496,000

	TOTAL CORPORATE BONDS	13,050,445	11,101,950

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
45,581,000	U.S. Treasury Bills, 0.100% to 0.248%††, 04/28/11 to 09/22/11	45,557,786	45,558,100

	TOTAL INVESTMENTS — 100.2%	$1,514,203,278	1,932,558,474

Notional		Termination	Unrealized
Amount		Date	Appreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS — 0.0%
$293,999
(140,000 Shares) Rank Group plc		06/27/11	$41,404
185,861
(20,000 Shares) Rolls-Royce Group plc		06/27/11	12,652

	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		54,056

Market
Value
Other Assets and Liabilities (Net) — (0.2)%	(3,332,267)

NET ASSETS — 100.0%	$1,929,280,263

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $ 919,850 or 0.05% of net assets.

(b)	Denoted in units.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of Rule 144A securities amounted to $6,881,941 or 0.36% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

Cv.	Convertible

CVO	Contingent Value Obligation

OJSC	Open Joint Stock Company

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2011.

Strips	Regular income payment portion of security traded separately from the principal portion of the security.
See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund
Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

Assets:
Investments, at value (cost $1,514,203,278)	$1,932,558,474
Foreign currency, at value (cost $67)	69
Receivable for Fund shares issued	5,540,473
Unrealized appreciation on swap contracts	54,056
Dividends and interest receivable	3,966,088
Prepaid expenses	91,684

Total Assets	1,942,210,844

Liabilities:
Payable to custodian	1,529
Payable for investments purchased	8,957,862
Payable for Fund shares redeemed	1,315,533
Payable for investment advisory fees	1,583,211
Payable for distribution fees	430,953
Payable for accounting fees	7,500
Other accrued expenses	633,993

Total Liabilities	12,930,581

Net Assets (applicable to 89,609,628 shares outstanding)	$1,929,280,263

Net Assets Consist of:
Paid-in capital	$1,614,062,579
Accumulated distributions in excess of net investment income	(10,279,769)
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(92,918,424)
Net unrealized appreciation on investments	418,355,196
Net unrealized appreciation on swap contracts	54,056
Net unrealized appreciation on foreign currency translations	6,625

Net Assets	$1,929,280,263

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,655,272,737 ÷ 76,694,120 shares outstanding; 150,000,000 shares authorized)	$21.58

Class A:
Net Asset Value and redemption price per share ($123,656,016 ÷ 5,746,117 shares outstanding; 50,000,000 shares authorized)	$21.52

Maximum offering price per share (NAV÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.83

Class B:
Net Asset Value and offering price per share ($161,476 ÷ 7,940 shares outstanding, 50,000,000 shares authorized)	$20.34	(a)

Class C:
Net Asset Value and offering price per share ($82,191,255 ÷ 4,039,895 shares outstanding, 50,000,000 shares authorized)	$20.34	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($67,998,779 ÷ 3,121,556 shares outstanding, 50,000,000 shares authorized)	$21.78

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended March 31, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $182,286)	$16,390,070
Interest	261,008

Total Investment Income	16,651,078

Expenses:
Investment advisory fees	8,466,842
Distribution fees — Class AAA	1,860,173
Distribution fees — Class A	115,226
Distribution fees — Class B	759
Distribution fees — Class C	299,776
Shareholder services fees	740,850
Shareholder communications expenses	188,527
Custodian fees	103,179
Legal and audit fees	60,496
Registration expenses	53,790
Accounting fees	22,500
Directors’ fees	21,639
Interest expense	88
Miscellaneous expenses	55,415

Total Expenses	11,989,260

Less:
Custodian fee credits	(125)

Net Expenses	11,989,135

Net Investment Income	4,661,943

Net Realized and Unrealized Gain on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	8,513,031
Net realized gain on swap contracts	34,764
Net realized gain on foreign currency transactions	12,063

Net realized gain on investments, swap contracts, and foreign currency transactions	8,559,858

Net change in unrealized appreciation:
on investments	245,243,349
on swap contracts	51,245
on foreign currency translations	12,352

Net change in unrealized appreciation on investments, swap contracts, and foreign currency translations	245,306,946

Net Realized and Unrealized Gain on Investments, Swap Contracts, and Foreign Currency	253,866,804

Net Increase in Net Assets Resulting from Operations	$258,528,747

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Operations:
Net investment income	$4,661,943	$17,109,258
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	8,559,858	(10,021,544)
Net change in unrealized appreciation on investments, swap contracts, and foreign currency translations	245,306,946	127,675,821

Net Increase in Net Assets Resulting from Operations	258,528,747	134,763,535

Distributions to Shareholders:
Net investment income
Class AAA	(13,286,702)	(15,582,602)
Class A	(844,431)	(604,809)
Class B	(1,436)	(1,755)
Class C	(582,749)	(416,801)
Class I	(469,791)	(280,529)

	(15,185,109)	(16,886,496)

Return of capital
Class AAA	—	(9,276,624)
Class A	—	(360,055)
Class B	—	(1,045)
Class C	—	(248,130)
Class I	—	(167,004)

	—	(10,052,858)

Total Distributions to Shareholders	(15,185,109)	(26,939,354)

Capital Share Transactions
Class AAA	109,600,114	141,667,526
Class A	43,432,082	32,355,446
Class B	(1,000)	21,771
Class C	30,638,555	18,243,484
Class I	19,193,909	31,329,729

Net Increase in Net Assets from Capital Share Transactions	202,863,660	223,617,956

Redemption Fees	14,760	5,058

Net Increase in Net Assets	446,222,058	331,447,195
Net Assets:
Beginning of period	1,483,058,205	1,151,611,010

End of period (including undistributed net investment income of $0 and $243,397, respectively)	$1,929,280,263	$1,483,058,205

See accompanying notes to financial statements.

12

The Gabelli Equity Income Fund

Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)											Ratio to Average Net Assets/
		from Investment Operations			Distributions								Supplemental Data
			Net
	Net Asset		Realized and	Total		Net				Net Asset		Net Assets
Period	Value,	Net	Unrealized	from	Net	Realized	Return			Value,		End of	Net				Portfolio
Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption	End of	Total	Period	Investment		Operating		Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	Income		Expenses††		Rate†††
Class AAA
2011(c)	$18.65	$0.06	$3.05	$3.11	$(0.18)	—	—	$(0.18)	$0.00	$21.58	16.74%	$1,655,273	0.57	%(d)	1.40	%(d)	4%
2010	17.14	0.23	1.64	1.87	(0.23)	—	$(0.13)	(0.36)	0.00	18.65	11.03	1,330,970	1.29		1.44		14
2009	18.00	0.21	(0.71)	(0.50)	(0.21)	—	(0.15)	(0.36)	0.00	17.14	(2.34)	1,088,655	1.46		1.50		17
2008	22.98	0.18	(4.43)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	18.00	(18.95)	1,135,543	0.87		1.43		22
2007	20.23	0.22	3.37	3.59	(0.39)	(0.45)	—	(0.84)	0.00	22.98	18.19	1,191,351	1.01		1.43		12
2006	18.72	0.38	1.68	2.06	(0.36)	(0.19)	—	(0.55)	0.00	20.23	11.25	794,375	1.98		1.46		14
Class A
2011(c)	$18.60	$0.06	$3.04	$3.10	$(0.18)	—	—	$(0.18)	$0.00	$21.52	16.73%	$123,656	0.59	%(d)	1.40	%(d)	4%
2010	17.09	0.24	1.63	1.87	(0.23)	—	$(0.13)	(0.36)	0.00	18.60	11.06	67,314	1.35		1.44		14
2009	17.95	0.21	(0.71)	(0.50)	(0.21)	—	(0.15)	(0.36)	0.00	17.09	(2.34)	31,104	1.46		1.50		17
2008	22.91	0.18	(4.41)	(4.23)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	17.95	(18.92)	22,979	0.88		1.43		22
2007	20.17	0.22	3.36	3.58	(0.39)	(0.45)	—	(0.84)	0.00	22.91	18.20	15,313	1.00		1.43		12
2006	18.66	0.39	1.67	2.06	(0.36)	(0.19)	—	(0.55)	0.00	20.17	11.29	8,379	2.02		1.46		14
Class B
2011(c)	$17.65	$(0.02)	$2.89	$2.87	$(0.18)	—	—	$(0.18)	$0.00	$20.34	16.33%	$161	(0.19)	%(d)	2.15	%(d)	4%
2010	16.37	0.10	1.54	1.64	(0.23)	—	$(0.13)	(0.36)	0.00	17.65	10.13	141	0.56		2.19		14
2009	17.34	0.10	(0.71)	(0.61)	(0.21)	—	(0.15)	(0.36)	0.00	16.37	(3.07)	114	0.73		2.25		17
2008	22.32	0.02	(4.27)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	17.34	(19.54)	252	0.12		2.18		22
2007	19.82	0.06	3.28	3.34	(0.39)	(0.45)	—	(0.84)	0.00	22.32	17.28	344	0.29		2.18		12
2006	18.48	0.36	1.53	1.89	(0.36)	(0.19)	—	(0.55)	0.00	19.82	10.46	352	1.91		2.21		14
Class C
2011(c)	$17.65	$(0.01)	$2.88	$2.87	$(0.18)	—	—	$(0.18)	$0.00	$20.34	16.32%	$82,191	(0.15)	%(d)	2.15	%(d)	4%
2010	16.36	0.10	1.55	1.65	(0.23)	—	$(0.13)	(0.36)	0.00	17.65	10.20	43,429	0.61		2.19		14
2009	17.33	0.10	(0.71)	(0.61)	(0.21)	—	(0.15)	(0.36)	0.00	16.36	(3.07)	22,919	0.70		2.25		17
2008	22.31	0.03	(4.28)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	17.33	(19.55)	18,547	0.13		2.18		22
2007	19.81	0.05	3.29	3.34	(0.39)	(0.45)	—	(0.84)	0.00	22.31	17.29	17,279	0.24		2.18		12
2006	18.47	0.24	1.65	1.89	(0.36)	(0.19)	—	(0.55)	0.00	19.81	10.46	8,044	1.26		2.21		14
Class I
2011(c)	$18.80	$0.09	$3.07	$3.16	$(0.18)	—	—	$(0.18)	$0.00	$21.78	16.87%	$67,999	0.83	%(d)	1.15	%(d)	4%
2010	17.23	0.35	1.58	1.93	(0.23)	—	$(0.13)	(0.36)	0.00	18.80	11.32	41,204	1.92		1.19		14
2009	18.04	0.25	(0.70)	(0.45)	(0.21)	—	(0.15)	(0.36)	0.00	17.23	(2.05)	8,819	1.71		1.25		17
2008(e)	21.42	0.19	(3.30)	(3.11)	(0.14)	—	(0.13)	(0.27)	0.00	18.04	(14.65)	962	1.31	(d)	1.18	(d)	22

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the year ended September 30, 2006 would have been 1.45%, 1.45%, 2.20%, and 2.20% for Class AAA, Class A, Class B, and Class C, respectively. For the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, and 2007, the effect of Custodian Fee Credits was minimal.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, and 2006 would have been 20%, and 34%, respectively.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	For the six months ended March 31, 2011, unaudited.

(d)	Annualized.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Equity Income Fund (the “Fund”) is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$7,284,800	—	$0	$7,284,800
Energy and Utilities: Electric	14,694,076	—	0	14,694,076
Financial Services	220,083,917	—	95,000	220,178,917
Other Industries (a)	1,631,354,781	—	—	1,631,354,781

Total Common Stocks	1,873,417,574	—	95,000	1,873,512,574

Preferred Stocks:
Entertainment	—	—	7,650	7,650
Other Industries (a)	2,378,200	—	—	2,378,200

Total Preferred Stocks	2,378,200	—	7,650	2,385,850

Warrants (a)	—	—	0	0
Corporate Bonds	1,496,000	$9,605,950	0	11,101,950
U.S. Government Obligations	—	45,558,100	—	45,558,100

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$1,877,291,774	$55,164,050	$102,650	$1,932,558,474

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACTS:
Contract for Difference Swap Agreements	$—	$54,056	$—	$54,056

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended March 31, 2011.

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
				Change in						during the
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/			into	out of	as of	investments held
	9/30/10	(premiums)	(loss)	depreciation†	Purchases	Sales	Level 3††	Level 3††	3/31/11	at 3/31/11†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities: Electric	0	—	—	—	—	—	—	—	0	—
Financial Services	—	—	—	95,000	0	—	—	—	95,000	95,000
Publishing	17	—	(268)	251	—	(0)	—	—	—	—

Total Common Stocks	17	—	(268)	95,251	0	(0)	—	—	95,000	95,000

Preferred Stock:
Entertainment	—	—	—	(52,350)	—	—	60,000	—	7,650	(52,350)

Warrants:
Broadcasting	—	—	—	—	—	—	0	—	0	—

Corporate Bonds	2	—	—	(2)	—	—	—	—	0	(2)

TOTAL INVESTMENTS IN SECURITIES	$19	$—	$(268)	$42,899	$0	$(0)	$60,000	$—	$102,650	$42,648

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at March 31, 2011 are reflected within the Schedule of Investments and further details are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	One month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$293,999 (140,000 Shares)	Rank Group plc	Rank Group plc	6/27/11	$41,404
185,861 (20,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/27/11	12,652

				$54,056

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended March 31, 2011 had an average monthly notional amount of approximately $485,580.
As of March 31, 2011, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts. For the six months ended March 31, 2011, the effect of equity contract for difference swap agreements can be found in the Statement of Operations, under Net Realized and Unrealized Gain on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation on swap contracts.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.

18

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2011, there were no short sales outstanding.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2011, the Fund held no investments in repurchase agreements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

19

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at March 31, 2011. For the restricted securities the Fund held as of March 31, 2011, refer to the Schedule of Investments.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

20

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended September 30, 2010 was as follows:

Distributions paid from:
Ordinary income	$16,886,496
Return of capital	10,052,858

Total distributions paid	$26,939,354

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.36 per share. Any paid-in capital that is a component of a distribution is not sourced from net investment income or realized gains of the Fund and that portion should not be considered as yield or total return from the Fund.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At September 30, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $74,164,504, which are available to reduce future required distributions of net capital gains to shareholders. $1,899,612 of the loss carryforward is available through 2017; $72,264,892 is available through 2018.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2010, the Fund deferred capital losses of $14,442,132 and currency losses of $70,087.

21

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2011:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,524,656,849	$462,583,638	$(54,682,013)	$407,901,625
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Corporation pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended March 31, 2011, other than short-term securities and U.S. Government obligations, aggregated $257,465,138 and $74,120,425, respectively.
6. Transactions with Affiliates. During the six months ended March 31, 2011, the Fund paid brokerage commissions on security trades of $252,229 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $70,519 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

22

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2011, there were no borrowings under the line of credit.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2011 and the year ended September 30, 2010 amounted to $14,760 and $5,058, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

23

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2011		Year Ended
	(Unaudited)		September 30, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	12,901,297	$264,469,584	21,637,827	$387,763,650
Shares issued upon reinvestment of distributions	619,211	12,607,498	1,300,877	23,212,884
Shares redeemed	(8,192,770)	(167,476,968)	(15,099,132)	(269,309,008)

Net increase	5,327,738	$109,600,114	7,839,572	$141,667,526

Class A
Shares sold	2,796,623	$57,024,162	2,491,071	$44,560,597
Shares issued upon reinvestment of distributions	34,885	711,446	46,493	828,020
Shares redeemed	(705,374)	(14,303,526)	(737,882)	(13,033,171)

Net increase	2,126,134	$43,432,082	1,799,682	$32,355,446

Class B
Shares sold	531	$10,753	3,220	$57,672
Shares issued upon reinvestment of distributions	71	1,362	157	2,655
Shares redeemed	(673)	(13,115)	(2,353)	(38,556)

Net increase/(decrease)	(71)	$(1,000)	1,024	$21,771

Class C
Shares sold	1,779,639	$34,449,304	1,389,534	$23,812,111
Shares issued upon reinvestment of distributions	20,458	395,124	30,202	512,405
Shares redeemed	(220,189)	(4,205,873)	(360,684)	(6,081,032)

Net increase	1,579,908	$30,638,555	1,059,052	$18,243,484

Class I
Shares sold	1,378,715	$28,396,179	2,679,750	$49,306,287
Shares issued upon reinvestment of distributions	21,018	433,547	24,314	438,095
Shares redeemed	(469,982)	(9,635,817)	(1,024,097)	(18,414,653)

Net increase	929,751	$19,193,909	1,679,967	$31,329,729

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

24

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which allowed the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

25

The Gabelli Equity Income Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)
During the six months ended March 31, 2011, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of equity income funds. The Independent Board Members noted that the Fund’s performance was in the top one-third of the funds in its category for the one, three, and five year periods.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity income funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within this group. The Independent Board Members also noted that the Fund’s size was average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

26

The Gabelli Equity Income Fund
Board Consideration and Re-Approval of Advisory Agreement (Continued) (Unaudited)
Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

27

Gabelli Equity Series Funds, Inc.
The Gabelli Equity Income Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.
Kuni Nakamura
Anthony J. Colavita	President
President	Advanced Polymer, Inc.
Anthony J. Colavita, P.C.
Anthony R. Pustorino
Vincent D. Enright	Certified Public Accountant,
Former Senior Vice President	Professor Emeritus
and Chief Financial Officer	Pace University
KeySpan Corp.
Anthonie C. van Ekris
John D. Gabelli	Chairman
Senior Vice President	BALMAC International, Inc.
Gabelli & Company, Inc.
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers
Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB444Q111SR
The Gabelli Equity Income Fund
Morningstar® rated The Gabelli Equity Income Fund
Class AAA Shares 5 stars overall and 5 stars for the
five and ten year periods and 4 stars for the three year
period ended March 31, 2011 among 1,120, 945, 522,
and 1,120 Large Value funds, respectively.
SEMI ANNUAL REPORT
MARCH 31, 2011

The Gabelli Woodland Small Cap Value Fund
Semi-Annual Report — March 31, 2011

Elizabeth M. Lilly, CFA
To Our Shareholders,
     For the six months ended March 31, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Woodland Small Cap Value Fund (the “Fund”) rose 26.1% compared with 25.5% for the Russell 2000 Index.
Comparative Results

Average Annual Returns through March 31, 2011 (a)(b) (Unaudited)

						Since
		Six				Inception
	Quarter	Months	1 Year	3 Year	5 Year	(12/31/02)
Gabelli Woodland Small Cap Value Fund Class AAA	9.12%	26.12%	26.69%	9.18%	4.70%	9.38%
Russell 2000 Index	7.94	25.48	25.79	8.57	3.35	11.46
Class A	9.04	26.14	26.70	9.18	4.72	9.41
With sales charge (c)	2.77	18.89	19.42	6.99	3.46	8.61
Class C	8.84	25.57	25.72	8.36	3.92	8.62
With contingent deferred sales charge (d)	7.84	24.57	24.72	8.36	3.92	8.62
Class I	9.14	26.28	26.99	9.47	4.86	9.48
In the current prospectus dated January 28, 2011, the gross expense ratios for Class AAA, A, C, and I Shares are 3.09%, 3.09%, 3.84%, and 2.84%, respectively. The net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through January 31, 2012 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. See page 8 for the expense ratios for the six months ended March 31, 2011. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot directly invest in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the maximum 1% CDSC imposed on redemptions made within one year of purchase.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Woodland Small Cap Value Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2010 through March 31, 2011	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/10	03/31/11	Ratio	Period*

The Gabelli Woodland Small Cap Value Fund

Actual Fund Return
Class AAA	$1,000.00	$1,261.20	2.01%	$11.33
Class A	$1,000.00	$1,261.40	2.01%	$11.33
Class C	$1,000.00	$1,255.70	2.76%	$15.52
Class I	$1,000.00	$1,262.80	1.76%	$9.93

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.91	2.01%	$10.10
Class A	$1,000.00	$1,014.91	2.01%	$10.10
Class C	$1,000.00	$1,011.17	2.76%	$13.84
Class I	$1,000.00	$1,016.16	1.76%	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of March 31, 2011:
The Gabelli Woodland Small Cap Value Fund

Diversified Industrial	13.5%
Business Services	11.5%
Computer Software and Services	11.3%
Health Care	7.5%
Equipment and Supplies	6.1%
Specialty Chemicals	5.2%
Machinery	4.3%
Financial Services	4.2%
Consumer Products	3.8%
Electronics	3.6%
Telecommunications	3.5%
Retail	3.1%
Energy and Utilities	3.0%
Aerospace	2.2%
Publishing	2.1%
Hotels and Gaming	1.9%
Consumer Services	1.9%
Restaurants	1.5%
Entertainment	1.3%
Transportation	1.2%
Food and Beverage	1.0%
Communications Equipment	1.0%
Commercial Services	0.9%
Automotive: Parts and Accessories	0.6%
U.S. Government Obligations	3.0%
Other Assets and Liabilities (Net)	0.8%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form on Form N-Q, the last of which was filed for the quarter ended December 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Woodland Small Cap Value Fund
Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 96.2%
	Aerospace — 2.2%
2,420	Kaman Corp.	$62,697	$85,184
3,200	Spirit Aerosystems Holdings Inc., Cl. A†	48,500	82,144

		111,197	167,328

	Automotive: Parts and Accessories — 0.6%
1,800	Federal-Mogul Corp.†	23,085	44,820

	Business Services — 11.5%
8,500	ACCO Brands Corp.†	70,812	81,090
1,758	Ascent Media Corp., Cl. A†	48,653	85,878
3,390	Deluxe Corp.	53,735	89,970
8,150	Edgewater Technology Inc.†	58,199	25,999
2,700	G & K Services Inc., Cl. A	77,933	89,775
4,000	Intermec Inc.†	98,702	43,160
3,000	Liquidity Services Inc.†	24,634	53,580
3,300	Macquarie Infrastructure Co. LLC†	51,956	78,738
12,800	PRGX Global Inc.†	59,917	77,696
10,000	S1 Corp.†	62,888	66,800
3,333	Safeguard Scientifics Inc.†	30,380	67,827
3,520	The Brink’s Co.	105,002	116,547

		742,811	877,060

	Commercial Services — 0.9%
23,000	Odyssey Marine Exploration Inc.†	51,451	70,840

	Communications Equipment — 1.0%
9,000	Tekelec†	74,808	73,080

	Computer Software and Services — 11.3%
5,500	Dynamics Research Corp.†	49,049	89,925
3,100	Fair Isaac Corp.	50,761	97,991
8,410	Lawson Software Inc.†	60,860	101,761
5,600	Mercury Computer Systems Inc.†	74,345	118,496
1,740	MTS Systems Corp.	63,274	79,257
6,000	Rimage Corp.	99,938	96,900
3,800	Schawk Inc.	58,264	73,872
17,700	Tier Technologies Inc.†	156,502	97,350
8,800	TransAct Technologies Inc.†	26,149	105,160

		639,142	860,712

	Consumer Products — 3.8%
5,500	Arctic Cat Inc.†	75,487	85,525
1,085	Church & Dwight Co. Inc.	32,590	86,084
8,600	Kid Brands Inc.†	43,283	63,210
3,900	The Jones Group Inc.	52,376	53,625

		203,736	288,444

	Consumer Services — 1.9%
3,100	CPI Corp.	70,815	69,781
1,600	Steiner Leisure Ltd.†	74,445	74,016

		145,260	143,797

	Diversified Industrial — 13.5%
2,400	AEP Industries Inc.†	86,725	71,328
4,000	Albany International Corp., Cl. A	89,332	99,600
1,450	Crane Co.	63,484	70,223
1,850	EnPro Industries Inc.†	66,036	67,192
20,000	Graphic Packaging Holding Co.†	71,355	108,400
5,957	Griffon Corp.†	51,420	78,215
2,175	Harsco Corp.	52,227	76,756
2,200	L.B. Foster Co., Cl. A	60,598	94,842
1,300	OSI Systems Inc.†	15,728	48,789
1,000	Raven Industries Inc.	19,885	61,420
2,000	Texas Industries Inc.	57,124	90,460
4,500	Vishay Intertechnology Inc.†	28,152	79,830
5,171	Vishay Precision Group Inc.†	86,701	81,030

		748,767	1,028,085

	Electronics — 3.6%
1,100	Analogic Corp.	60,360	62,205
16,040	Pulse Electronics Corp.	78,808	97,042
2,100	Universal Display Corp.†	67,891	115,584

		207,059	274,831

	Energy and Utilities — 3.0%
2,700	GeoResources Inc.†	72,790	84,429
2,800	Insituform Technologies Inc., Cl. A†	73,380	74,900
2,170	PICO Holdings Inc.†	70,399	65,230

		216,569	224,559

	Entertainment — 1.3%
6,500	Take-Two Interactive Software Inc.†	63,637	99,905

	Equipment and Supplies — 6.1%
3,200	Actuant Corp., Cl. A	50,801	92,800
6,200	Gerber Scientific Inc.†	25,224	58,032
3,350	GrafTech International Ltd.†	55,207	69,111
1,950	Mine Safety Appliances Co.	48,264	71,507
1,930	Powell Industries Inc.†	38,791	76,119
1,450	The Toro Co.	55,539	96,019

		273,826	463,588

See accompanying notes to financial statements.

4

The Gabelli Woodland Small Cap Value Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services — 4.2%
1,400	Cash America International Inc.	$50,543	$64,470
4,500	Investment Technology Group Inc.†	69,459	81,855
6,700	NewAlliance Bancshares Inc.	97,054	99,428
4,600	TCF Financial Corp.	65,435	72,956

		282,491	318,709

	Food and Beverage — 1.0%
1,100	The J.M. Smucker Co.	52,808	78,529

	Health Care — 7.5%
6,200	AtriCure Inc.†	30,842	70,556
1,050	Beckman Coulter Inc.	76,126	87,223
1,300	Chemed Corp.	54,426	86,593
60,300	Hooper Holmes Inc.†	61,785	44,622
3,000	IRIS International Inc.†	31,000	27,060
8,740	Rochester Medical Corp.†	104,725	100,335
1,000	Techne Corp.	58,834	71,600
3,500	Transcend Services Inc.†	45,829	84,000

		463,567	571,989

	Hotels and Gaming — 1.9%
2,520	Gaylord Entertainment Co.†	20,724	87,394
4,400	Pinnacle Entertainment Inc.†	34,849	59,928

		55,573	147,322

	Machinery — 4.3%
4,664	Key Technology Inc.†	50,344	94,259
17,000	Mueller Water Products Inc., Cl. A	70,085	76,160
1,670	Robbins & Myers Inc.	32,656	76,803
3,750	TriMas Corp.†	37,420	80,625

		190,505	327,847

	Publishing — 2.1%
14,000	Journal Communications Inc., Cl. A†	72,210	84,000
2,700	Scholastic Corp.	43,899	73,008

		116,109	157,008

	Restaurants — 1.5%
640	DineEquity Inc.†	23,247	35,187
8,000	Famous Dave’s of America Inc.†	49,700	78,240

		72,947	113,427

	Retail — 3.1%
3,200	Collective Brands Inc.†	69,393	69,056
2,000	J. Crew Group Inc., Escrow† (a)	0	0
3,900	Penske Automotive Group Inc.†	64,036	78,078
5,200	Regis Corp.	95,512	92,248

		228,941	239,382

	Specialty Chemicals — 5.2%
4,700	A. Schulman Inc.	91,499	116,184
660	FMC Corp.	26,045	56,054
2,850	H.B. Fuller Co.	63,386	61,218
6,000	PolyOne Corp.	43,626	85,260
1,900	Quaker Chemical Corp.	62,181	76,323

		286,737	395,039

	Telecommunications — 3.5%
1,400	Atlantic Tele-Network Inc.	69,565	52,066
7,400	HickoryTech Corp.	56,094	67,266
2,400	j2 Global Communications Inc.†	50,715	70,824
5,000	Neutral Tandem Inc.†	64,094	73,750

		240,468	263,906

	Transportation — 1.2%
11,000	Air Transport Services Group Inc.†	69,845	92,950

	TOTAL COMMON STOCKS	5,561,339	7,323,157

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.0%
$230,000	U.S. Treasury Bills, 0.095% to 0.145%††, 04/21/11 to 05/05/11	229,977	229,977

	TOTAL INVESTMENTS — 99.2%	$5,791,316	7,553,134

	Other Assets and Liabilities (Net) — 0.8%		60,547

	NET ASSETS — 100.0%		$7,613,681

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the fair valued security had no market value.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
See accompanying notes to financial statements.

5

The Gabelli Woodland Small Cap Value Fund
Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

Assets:
Investments, at value (cost $5,791,316)	$7,553,134
Cash	58,271
Receivable for investments sold	25,528
Receivable for Fund shares issued	1,069
Dividends receivable	2,939
Prepaid expenses	26,532

Total Assets	7,667,473

Liabilities:
Payable for investments purchased	13,650
Payable for Fund shares redeemed	1,185
Payable for distribution fees	1,628
Payable for investment advisory fees	682
Payable for legal and audit fees	18,549
Payable for shareholder communications expenses	15,322
Other accrued expenses	2,776

Total Liabilities	53,792

Net Assets (applicable to 677,543 shares outstanding)	$7,613,681

Net Assets Consist of:
Paid-in capital	$6,177,169
Accumulated net investment loss	(43,772)
Accumulated net realized loss on investments	(281,534)
Net unrealized appreciation on investments	1,761,818

Net Assets	$7,613,681

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($7,213,492 ÷ 641,152 shares outstanding; 100,000,000 shares authorized)	$11.25

Class A:
Net Asset Value and redemption price per share ($142,635 ÷ 12,576 shares outstanding; 50,000,000 shares authorized)	$11.34

Maximum offering price per share (NAV÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.03

Class C:
Net Asset Value and offering price per share ($149,938 ÷ 14,329 shares outstanding, 50,000,000 shares authorized)	$10.46 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($107,616 ÷ 9,486 shares outstanding, 50,000,000 shares authorized)	$11.34

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended March 31, 2011 (Unaudited)

Investment Income:
Dividends	$25,440
Interest	51

Total Investment Income	25,491

Expenses:
Investment advisory fees	34,303
Distribution fees — Class AAA	8,143
Distribution fees — Class A	161
Distribution fees — Class C	676
Registration expenses	16,665
Legal and audit fees	11,146
Shareholder communications expenses	10,731
Shareholder services fees	8,167
Custodian fees	5,101
Interest expense	251
Directors’ fees	88
Miscellaneous expenses	4,460

Total Expenses	99,892

Less:
Fees waived and expenses reimbursed by the Adviser (See Note 3)	(30,629)

Net Expenses	69,263

Net Investment Loss	(43,772)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	609,583
Net change in unrealized appreciation on investments	1,006,249

Net Realized and Unrealized Gain on Investments	1,615,832

Net Increase in Net Assets Resulting from Operations	$1,572,060

See accompanying notes to financial statements.

6

The Gabelli Woodland Small Cap Value Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Operations:
Net investment loss	$(43,772)	$(79,973)
Net realized gain on investments	609,583	613,259
Net change in unrealized appreciation on investments	1,006,249	177,018

Net Increase in Net Assets Resulting from Operations	1,572,060	710,304

Capital Share Transactions:
Class AAA	(18,405)	(406,637)
Class A	(3,337)	59,906
Class B	—	(154)*
Class C	—	(14,730)
Class I	22,321	(998)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	579	(362,613)

Net Increase in Net Assets	1,572,639	347,691

Net Assets:
Beginning of period	6,041,042	5,693,351

End of period (including undistributed net investment income of $0 and $0, respectively)	$7,613,681	$6,041,042

*	Class B Shares were fully redeemed and closed on February 2, 2010.
See accompanying notes to financial statements.

7

The Gabelli Woodland Small Cap Value Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from											Ratios to Average Net Assets/
		Investment Operations											Supplemental Data
			Net		Distributions										Expenses		Expenses
	Net Asset	Net	Realized and	Total		Net				Net Asset		Net Assets	Net		Net of		Before
Period	Value,	Investment	Unrealized	from	Net	Realized				Value,		End of	Investment		Waivers/		Waivers/		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Income		Reimburse-		Reimburse-		Turnover
September 30	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)(b)		ments(c)		ments(d)		Rate
Class AAA
2011(e)	$8.92	$(0.06)	$2.39	$2.33	—	—	—	—		$11.25	26.12%	$7,213	(1.26	)%(f)	2.01	%(f)	2.90	%(f)	24%
2010	7.90	(0.11)	1.13	1.02	—	—	—	—		8.92	12.91	5,739	(1.33)		2.01		3.09		61
2009	9.30	(0.07)	(0.92)	(0.99)	—	$(0.41)	$(0.41)	$0.00	(g)	7.90	(8.99)	5,462	(1.04)		2.01		3.34		62
2008	12.61	(0.08)	(1.43)	(1.51)	—	(1.80)	(1.80)	0.00	(g)	9.30	(13.20)	7,327	(0.80)		2.01		2.52		58
2007	13.35	0.05	2.44	2.49	$(0.06)	(3.17)	(3.23)	0.00	(g)	12.61	20.71	9,040	0.38		2.01		2.33		51
2006	14.64	(0.12)	0.07	(0.05)	—	(1.24)	(1.24)	0.00	(g)	13.35	(0.35)	9,137	(0.84)		2.01		2.31		59
Class A
2011(e)	$8.99	$(0.06)	$2.41	$2.35	—	—	—	—		$11.34	26.14%	$143	(1.27	)%(f)	2.01	%(f)	2.90	%(f)	24%
2010	7.96	(0.11)	1.14	1.03	—	—	—	—		8.99	12.94	116	(1.27)		2.01		3.09		61
2009	9.37	(0.07)	(0.93)	(1.00)	—	$(0.41)	$(0.41)	$0.00	(g)	7.96	(9.04)	50	(1.06)		2.01		3.34		62
2008	12.69	(0.08)	(1.44)	(1.52)	—	(1.80)	(1.80)	0.00	(g)	9.37	(13.19)	51	(0.80)		2.01		2.52		58
2007	13.36	0.13	2.39	2.52	$(0.02)	(3.17)	(3.19)	0.00	(g)	12.69	20.94	65	1.00		2.01		2.33		51
2006	14.65	(0.12)	0.07	(0.05)	—	(1.24)	(1.24)	0.00	(g)	13.36	(0.36)	100	(0.83)		2.01		2.31		59
Class C
2011(e)	$8.33	$(0.10)	$2.23	$2.13	—	—	—	—		$10.46	25.57%	$150	(2.02	)%(f)	2.76	%(f)	3.65	%(f)	24%
2010	7.43	(0.16)	1.06	0.90	—	—	—	—		8.33	12.11	119	(2.09)		2.76		3.84		61
2009	8.84	(0.11)	(0.89)	(1.00)	—	$(0.41)	$(0.41)	$0.00	(g)	7.43	(9.61)	122	(1.78)		2.76		4.09		62
2008	12.16	(0.15)	(1.37)	(1.52)	—	(1.80)	(1.80)	0.00	(g)	8.84	(13.86)	146	(1.58)		2.76		3.27		58
2007	13.00	(0.03)	2.36	2.33	—	(3.17)	(3.17)	0.00	(g)	12.16	19.84	295	(0.26)		2.76		3.08		51
2006	14.39	(0.21)	0.06	(0.15)	—	(1.24)	(1.24)	0.00	(g)	13.00	(1.11)	425	(1.58)		2.76		3.06		59
Class I
2011(e)	$8.98	$(0.05)	$2.41	$2.36	—	—	—	—		$11.34	26.28%	$108	(1.01	)%(f)	1.76	%(f)	2.65	%(f)	24%
2010	7.93	(0.09)	1.14	1.05	—	—	—	—		8.98	13.24	67	(1.09)		1.76		2.84		61
2009	9.31	(0.05)	(0.92)	(0.97)	—	$(0.41)	$(0.41)	$0.00	(g)	7.93	(8.76)	59	(0.79)		1.76		3.09		62
2008(h)	9.41	(0.03)	(0.07)	(0.10)	—	—	—	0.00	(g)	9.31	(1.06)	72	(0.44	)(f)	1.76	(f)	2.27	(f)	58

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Due to capital share activity throughout the year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	The Fund incurred interest expense during the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007, and 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%, 2.75%, 2.75%, 2.75%, 2.75%, and 2.75% (Class C), 1.75%, 1.75%, 1.75%, and 1.75% (Class I), respectively.

(d)	During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(e)	For the six months ended March 31, 2011, unaudited.

(f)	Annualized.

(g)	Amount represents less than $0.005 per share.

(h)	From the commencement of offering Class I shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

8

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Woodland Small Cap Value Fund (the “Fund”) is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund’s Adviser currently characterizes small capitalization companies for the Fund as those with a total market value at the time of investment not greater than that of the largest company in the Russell 2000 Index or $3.0 billion, whichever is less. The Fund commenced investment operations on December 31, 2002.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Retail	$239,382	—	$0	$239,382
Other Industries (a)	7,083,775	—	—	7,083,775

Total Common Stocks	7,323,157	—	0	7,323,157

U.S. Government Obligations	—	$229,977	—	229,977

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$7,323,157	$229,977	$0	$7,553,134

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended March 31, 2011.

10

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
				Change in						period on
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	Level 3
	as of	discounts/	gain/	appreciation/			into	out of	as of	investments
	9/30/10	(premiums)	(loss)	depreciation†	Purchases	Sales	Level 3††	Level 3††	3/31/11	held at 3/31/11†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Retail	$—	$—	$—	$—	$0	$—	$—	$—	$0	$—

Total Common Stocks	—	—	—	—	0	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$—	$—	$—	$—	$0	$—	$—	$—	$0	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2011, the Fund held no investments in repurchase agreements.

11

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended March 31, 2011.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
No distributions were made during the year ended September 30, 2010.

12

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At September 30, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $874,666, which are available to reduce future required distributions of net capital gains to shareholders. $279,714 of the loss carryforward is available through 2017; $594,952 is available through 2018.
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2011:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$5,800,189	$1,989,940	$(236,995)	$1,752,945
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets through January 31, 2011. For the six months ended March 31, 2011, the Adviser reimbursed the Fund in the amount of $30,629. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below those percentages of average daily net assets for those respective share classes. At March 31, 2011, the cumulative amount which the Fund may repay the Adviser is $158,542.

13

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)

For the year ended September 30, 2009, expiring September 30, 2011	$63,496
For the year ended September 30, 2010, expiring September 30, 2012	64,417
For the year ended September 30, 2011, expiring September 30, 2013	30,629

$158,542

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended March 31, 2011, other than short-term securities and U.S. Government obligations, aggregated $1,634,301 and $2,041,303, respectively.
6. Transactions with Affiliates. During the six months ended March 31, 2011, Gabelli & Co. informed the Fund that there were no sales charges and underwriting fees retained from investors on sales and redemptions of Fund shares.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2011, there were no borrowings under the line of credit.
8. Capital Stock. The Fund offers four classes of shares — Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares were fully redeemed on February 2, 2010. Class C Shares are subject to a 1.00% contingent deferred sales charge based on the lesser of the NAV per share at the date of original purchase or at the date of redemption for one year after purchase.

14

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The Fund did not retain any redemption fees during the six months ended March 31, 2011 or the year ended September 30, 2010. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2011		Year Ended
	(Unaudited)		September 30, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	50,461	$505,468	68,072	$578,213
Shares redeemed	(52,702)	(523,873)	(116,302)	(984,850)

Net decrease	(2,241)	$(18,405)	(48,230)	$(406,637)

Class A
Shares sold	—	—	6,735	$60,906
Shares redeemed	(359)	$(3,337)	(104)	(1,000)

Net increase/(decrease)	(359)	$(3,337)	6,631	$59,906

Class B*
Shares redeemed	—	—	(19)	$(154)

Net decrease	—	—	(19)	$(154)

Class C
Shares redeemed	—	—	(2,051)	$(14,730)

Net decrease	—	—	(2,051)	$(14,730)

Class I
Shares sold	2,308	$24,590	3,772	$31,966
Shares redeemed	(212)	(2,269)	(3,862)	(32,964)

Net increase/(decrease)	2,096	$22,321	(90)	$(998)

*	Class B Shares were fully redeemed on February 2, 2010.
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

15

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which allowed the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

The Gabelli Woodland Small Cap Value Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)
During the six months ended March 31, 2011, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the performance of the Fund over various periods against a peer group of small cap value and core funds. The Independent Board Members noted that the Fund’s performance was in the top half for the one, three, and five year periods. The Independent Board Members also noted that the Fund’s performance had improved relative to its peers over time.
Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that economies of scale were not an issue for this small and slow growing Fund that has been unprofitable to the Adviser.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap value and core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios after waivers were above and the Fund’s size was far below average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the management fee structure before waivers was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

17

The Gabelli Woodland Small Cap Value Fund
Board Consideration and Re-Approval of Advisory Agreement (Continued) (Unaudited)
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an improving performance record during its limited life. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreements to the full Board.
Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

18

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli Equity Series Funds, Inc.
The Gabelli Woodland Small Cap Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
Anthony J. Colavita
President
Anthony J. Colavita, P.C.
Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.
John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.

Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch
Kuni Nakamura
President
Advanced Polymer, Inc.
Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus
Pace University
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers

Bruce N. Alpert
President and Secretary
Peter D. Goldstein
Chief Compliance Officer

Agnes Mullady
Treasurer

Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB840Q111SR
The Gabelli Woodland Small Cap Value Fund
SEMI ANNUAL REPORT
MARCH 31, 2011

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 6/6/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 6/6/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 6/6/11

*	Print the name and title of each signing officer under his or her signature.